UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	August 1, 2015 — January 31, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 16

A world of investing.®

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 16

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Your fund’s expenses	23

Terms and definitions	28

Other information for shareholders	29

Financial statements	30

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

Message from the Trustees

Dear Fellow Shareholder:

In markets around the world, 2016 began with a sharp downturn, driven mainly by fears of weak global growth. Equity and fixed-income markets are again showing some of the negative trends seen during late summer of 2015. Generally speaking, only high-quality bonds appear to be weathering the storm. Of course, as in any downturn, attractive valuation opportunities may be emerging.

While economic growth may be muted in many parts of the world, notably in China and in emerging markets, the U.S. economy appears to be among the more resilient. The unemployment rate has fallen below 5%, with some signs of moderate wage growth and solid housing market conditions. Low energy prices, while a negative for energy companies, mean more money in consumers’ pockets, helping to buoy consumption. Moreover, divergent economic policies among central banks around the globe may create potential opportunities for capturing growth.

Although no one can predict where markets will head going forward, Putnam’s experienced portfolio managers are actively seeking fundamental insights to maneuver in all types of conditions, relying on a proprietary global research framework to help guide their investment decisions. The interview on the following pages provides an overview of your fund’s performance for the reporting period ended January 31, 2016, as well as an outlook for the coming months.

For questions on market turbulence, it may be helpful for you to consult your financial advisor to ensure that your portfolio is aligned with your investment goals, time horizon, and risk tolerance.

As always, thank you for investing with Putnam.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

Diversifying and monitoring your retirement investments can pose a challenge, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of Putnam portfolios that provide exposure to the stock and bond markets and to Putnam Absolute Return Funds, which can use strategies that seek to reduce risks. A fund's target date corresponds to the year you expect to begin withdrawing assets — typically in retirement. Investment allocations favor stocks when the target date is far off and favor bonds and absolute return strategies as the target date draws closer.

While the funds offer these features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS Putnam RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.3%	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%
Putnam Absolute Return 700 Fund®	7.5%	7.5%	7.5%	7.5%	8.0%	10.5%	13.4%	13.7%	8.7%	0.0%
Putnam Absolute Return 500 Fund®	2.2%	2.2%	2.2%	2.2%	3.6%	5.0%	6.0%	10.0%	20.0%	30.0%
Putnam Absolute Return 300 Fund®	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.4%	8.4%	12.6%	21.0%
Putnam Absolute Return 100 Fund®	0.5%	0.7%	1.2%	2.0%	2.5%	2.5%	3.6%	4.7%	6.0%	9.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%

ASSET CLASS WEIGHTING

Fixed Income
Equity
5%
95%
6%
95%
9%
91%
13%
87%
19%
81%
27%
73%
36%
64%
48%
52%
60%
40%
75%
25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus, but have been adjusted to reflect asset allocation decisions of the funds' managers since the date of the prospectus. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds

RetirementReady® Funds 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 12–22 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of the Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of all share classes of the RetirementReady Funds is 11/1/04. Life-of-fund return for the 2060 Fund is cumulative.

† Returns for the six-month period are not annualized, but cumulative.

4	RetirementReady® Funds

Interview with your fund’s portfolio manager

How did Putnam RetirementReady® Funds perform during the six-month reporting period ended January 31, 2016?

Given the difficult global investment environment, the portfolios all produced negative returns for the six-month period, and in the case of Putnam RetirementReady 2060 Fund, for the period since inception. Investors in the longer-dated funds, which have greater exposure to equities because of their later target dates, underperformed those strategies that are closer to retirement. Investors in the shorter-dated funds, with their greater reliance on fixed-income instruments and absolute return strategies, experienced higher, although still negative, returns. Although the strategies finished negative, the inclusion of the Putnam Absolute Return Funds in the funds’ portfolios helped to dampen volatility during the semiannual period.

What was the global investment environment like during the six-month reporting period?

It was a challenging environment, punctuated by extreme volatility — starting in August 2015, with the economic slowdown in China and Beijing’s devaluation of the yuan. For the first time since 2011, major indexes experienced a correction, defined as a decline of 10% or more from a recent high. The market’s poor performance carried over into September, before recovering in October.

This comparison shows the performance of broad market indexes for the 6 months ended 1/31/16. See pages 4 and 12–22 for additional performance information. Index descriptions can be found on page 28.

RetirementReady® Funds	5

Also weighing on investor sentiment throughout much of the period were expectations for the U.S. Federal Reserve’s first interest-rate hike since June 2006. The Fed’s intention to begin normalizing U.S. interest rates was complicated by myriad global factors — notably, overlapping economic slowdowns in Europe and China and low commodity prices. The long-awaited quarter-point interest-rate hike from the Fed finally came on December 16, 2015. For all the anxiety about the prospect of the first rise in the federal funds rate in almost a decade, the Fed’s decision had little immediate impact on markets. By year’s end, markets were sliding, with a notable selloff at year-end. December’s stock market performance was essentially flat.

In the first week of 2016, U.S. stocks experienced their worst start in history to a calendar year. The selling was linked to market turmoil in China, combined with the country’s weak manufacturing data. U.S. stocks recovered during the second half of January, but it was not enough to lift them into positive territory. At its meeting in mid-January, the Fed decided to keep rates unchanged and adopt a “wait-and-see” policy. U.S. stocks fell sharply after the central bank’s meeting, as investors interpreted the Fed’s statement as leaving open the possibility of a rate increase in March.

At the same time, two additional factors — U.S. dollar strength and energy sector weakness — began to weigh more heavily on investors’ minds and on corporate earnings. The strengthening U.S. dollar hurt the earnings of U.S. companies that depend on non-U.S. markets for revenue.

What were some notable investment strategies that contributed to and detracted from the funds’ absolute performance during the six-month reporting period?

In the primary building blocks, there are two principal strategies through which we seek to add value to the portfolios’ performance — dynamic asset allocation and individual security selection. Our asset allocation strategy enables us to tactically shift our weightings to the various asset classes in order to capitalize on strengths or to reduce risk when we believe the investment environment to be vulnerable to downside movement. We also employ implementation and security selection strategies to help us take advantage of what we believe are the best risk/reward trade-offs in given market environments.

During the reporting period, we maintained a mostly neutral stance in our asset allocations, choosing to keep asset class weightings at or near their benchmark levels in each portfolio along the glide path. That said, we did have a slight overweight to small-cap equities and high-yield bonds during the period, and those strategic allocation decisions detracted slightly.

Security selection and implementation decisions netted out to very little, but there were several meaningful contributors and detractors during the period. Large-cap U.S. equity selection, which had been very strong to start 2015, gave back some of that performance over the trailing six months. Underperformance there was offset by strong selection in international equity markets, both developed and emerging. We also added value from security selection within high-yield bonds, despite a difficult environment for the asset class as a whole.

Our absolute return strategies were helpful in dampening volatility, although returns in all four strategies were also negative for the period. In Putnam Absolute Return 500 Fund and Absolute Return 700 Fund, positioning within interest-rate risk helped offset weakness in equities and in strategies designed to perform independent of global market movements. Performance for Putnam Absolute Return 100 Fund and Absolute

6	RetirementReady® Funds

Return 300 Fund was also slightly negative, with the 300 Fund in particular being hurt by spread widening in non-traditional fixed income. That said, the strategies were able to dampen volatility and helped the RetirementReady suite’s overall performance.

What is the philosophy behind the funds’ glide-path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors progress toward their target retirement date. Early in the glide path, as investors are saving for their retirement decades in advance, the path favors large equity allocations in order to generate growth. While these larger equity positions can cause volatility, the extended time horizon allows for recovery from periodic downturns and the chance to benefit from the long-term upward trajectory of equity markets. Stock allocations gradually diminish over time in favor of less volatile assets, such as bonds, in order to protect capital as investors approach retirement. We also allocate a growing percentage to our Putnam Absolute Return suite of funds as an investor advances through the glide path. Our objective in this is to attempt to reduce market risk across all assets as an investor approaches retirement while delivering a more diverse set of risks and returns at the portfolio level.

What is your assessment of the risk of the United States falling into recession at this point?

I do not believe we are headed toward recession. Looking at history, recessions

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds	7

haven’t taken place because commodities are cheap — usually it’s the other way around. Many of the world’s consumers and industries ultimately stand to benefit from low energy costs. I also do not believe that China is going to pull the United States into recession. China does not appear to have enough consumer demand to keep its own economy going, let alone ours. What we have been experiencing is a period of anemic economic growth and low inflation, with, in my view, very little upside potential at this point.

What is your outlook as we enter the second quarter?

We are going through a softer patch in the U.S. economy. As I said, I do not think we are headed for recession. Our outlook is for continued, albeit slow, economic growth. The U.S. economy is experiencing low growth and low inflation. Until something picks up — or some new innovation comes along — I don’t see anything that will pull this economy out of this state.

As for our outlook globally, we continue to favor developed over emerging markets and have a slight country bias toward Europe and Japan. The view in each case is that central bank policy in those countries continues to be accommodative, while we’ve seen the first interest-rate hike here in the United States. We are being tactical in our overall equity positions, looking to buy on weakness and sell on strength. Within fixed income, we think it is hard to see global rates rising and believe they will be lower for longer. In credit markets, we believe high yield is later in the cycle and prefer to take equity risk to high-yield bonds. Lastly, we have de-emphasized inflation risk due to the negative performance that has continued to plague commodities and other inflation-sensitive asset classes.

Thank you, Bob, for bringing us up to date today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Bentley University Graduate School of Business and a B.A. from the University of Massachusetts, Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch, Robert J. Schoen, and Jason R. Vaillancourt, CFA.

8	RetirementReady® Funds

IN THE NEWS

The world may be awash in more oil than previously thought — and low oil prices may remain with us for the near term, according to the International Energy Agency (IEA). In January, the per-barrel price of crude dropped below $30, hitting a 12-year low. As Organization of Petroleum Exporting Countries (OPEC) members Iran and Iraq boost oil production and global demand growth slows, supply may exceed consumption by an average of 1.75 million barrels a day in the first six months of 2016, compared with the IEA’s estimate in January of 1.5 million barrels per day. The excess in supply could swell even further if OPEC adds output, the Paris-based IEA noted in its February market report. In January, Iran ramped up oil production following the removal of international oil sanctions, Iraqi volumes notched a record high, and Saudi Arabia, OPEC’s largest producer, “turned up the taps,” the IEA said. For 2016, the IEA has lowered its global oil demand estimates by 100,000 barrels per day, leaving the level of growth for this year unchanged at 1.2 million barrels per day.

RetirementReady® Funds	9

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. Each fund seeks a return that exceeds that of U.S. Treasury bills by a targeted amount of basis points specified in the fund’s name on an annualized basis. For example, Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the return on U.S. Treasury bills. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

10	RetirementReady® Funds

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/16

Underlying Putnam Fund	Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund	72.8%	72.5%	57.9%	40.3%	16.4%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	16.1%	16.2%	30.2%	47.0%	67.6%	67.2%	28.6%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	0.0%	10.1%	39.8%	52.9%	24.6%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.1%	21.8%	34.0%

Putnam Absolute Return
700 Fund	7.8%	7.8%	7.8%	7.8%	8.3%	10.8%	13.6%	13.8%	8.7%	0.0%

Putnam Absolute Return
500 Fund	2.3%	2.3%	2.3%	2.3%	3.8%	5.2%	6.2%	10.2%	20.2%	30.1%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.0%	1.2%	4.5%	8.4%	12.5%	20.8%

Putnam Absolute Return
100 Fund	0.5%	0.7%	1.3%	2.1%	2.6%	2.6%	3.7%	4.8%	6.1%	9.1%

Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	1.3%	2.9%	3.6%	4.8%	6.1%	6.0%

Percentages are based on net assets as of 1/31/16. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2016, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/16

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2060 Fund*

Life of fund	–8.01%	–13.30%	–8.16%	–12.65%	–8.16%	–9.06%	–8.15%	–11.36%	–8.13%	–7.99%

2055 Fund**

Life of fund	50.73%	42.06%	44.92%	43.96%	45.08%	45.08%	46.97%	41.82%	48.81%	52.73%
Annual average	8.26	7.03	7.44	7.31	7.47	7.47	7.74	7.00	8.00	8.54

5 years	40.56	32.47	35.35	33.44	35.50	35.50	37.10	32.30	38.80	42.40
Annual average	7.05	5.79	6.24	5.94	6.27	6.27	6.51	5.76	6.78	7.32

3 years	23.86	16.74	21.10	18.41	21.23	21.23	22.11	17.84	23.04	24.91
Annual average	7.39	5.29	6.59	5.79	6.63	6.63	6.89	5.62	7.16	7.70

1 year	–5.41	–10.85	–6.19	–10.53	–6.11	–6.98	–5.83	–9.13	–5.63	–5.15

6 months	–10.22	–15.38	–10.60	–14.73	–10.56	–11.39	–10.39	–13.52	–10.37	–10.11

2050 Fund†

Annual average
(life of fund)	5.31%	4.73%	4.73%	4.73%	4.52%	4.52%	4.78%	4.43%	5.04%	5.57%

10 years	48.42	39.88	39.74	39.74	37.69	37.69	41.12	36.18	44.66	52.10
Annual average	4.03	3.41	3.40	3.40	3.25	3.25	3.50	3.14	3.76	4.28

5 years	41.91	33.75	36.68	34.68	36.68	36.68	38.45	33.61	40.17	43.72
Annual average	7.25	5.99	6.45	6.13	6.45	6.45	6.72	5.97	6.99	7.52

3 years	23.73	16.62	20.94	17.94	21.03	21.03	21.94	17.67	22.82	24.68
Annual average	7.36	5.26	6.54	5.66	6.57	6.57	6.84	5.57	7.09	7.63

1 year	–5.32	–10.77	–6.03	–10.66	–6.03	–6.96	–5.79	–9.09	–5.53	–5.08

6 months	–10.03	–15.21	–10.39	–14.81	–10.33	–11.21	–10.22	–13.37	–10.14	–9.89

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Fund performance Total return for periods ended 1/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund

Annual average
(life of fund)	5.44%	4.89%	4.88%	4.88%	4.65%	4.65%	4.92%	4.58%	5.18%	5.70%

10 years	48.63	40.09	40.01	40.01	37.88	37.88	41.40	36.45	44.97	52.38
Annual average	4.04	3.43	3.42	3.42	3.26	3.26	3.52	3.16	3.78	4.30

5 years	40.83	32.73	35.62	33.62	35.63	35.63	37.35	32.55	39.06	42.60
Annual average	7.09	5.83	6.28	5.97	6.29	6.29	6.55	5.80	6.82	7.36

3 years	23.08	16.01	20.31	17.31	20.31	20.31	21.19	16.95	22.11	24.01
Annual average	7.17	5.07	6.36	5.47	6.36	6.36	6.62	5.36	6.89	7.44

1 year	–5.13	–10.59	–5.83	–10.46	–5.84	–6.76	–5.61	–8.92	–5.38	–4.88

6 months	–9.64	–14.83	–9.99	–14.41	–9.99	–10.87	–9.84	–12.99	–9.74	–9.49

2040 Fund

Annual average
(life of fund)	5.41%	4.86%	4.85%	4.85%	4.63%	4.63%	4.89%	4.56%	5.16%	5.68%

10 years	48.75	40.19	40.13	40.13	38.07	38.07	41.47	36.52	45.12	52.50
Annual average	4.05	3.44	3.43	3.43	3.28	3.28	3.53	3.16	3.79	4.31

5 years	39.41	31.39	34.29	32.29	34.35	34.35	36.05	31.28	37.73	41.18
Annual average	6.87	5.61	6.07	5.76	6.08	6.08	6.35	5.59	6.61	7.14

3 years	22.18	15.16	19.40	16.40	19.46	19.46	20.40	16.19	21.32	23.12
Annual average	6.91	4.82	6.09	5.19	6.11	6.11	6.38	5.13	6.65	7.18

1 year	–4.87	–10.34	–5.62	–10.25	–5.60	–6.53	–5.33	–8.65	–5.09	–4.62

6 months	–9.07	–14.30	–9.46	–13.90	–9.44	–10.32	–9.31	–12.48	–9.18	–8.96

2035 Fund

Annual average
(life of fund)	5.20%	4.64%	4.63%	4.63%	4.42%	4.42%	4.67%	4.34%	4.93%	5.46%

10 years	46.81	38.37	38.26	38.26	36.25	36.25	39.66	34.78	43.21	50.51
Annual average	3.91	3.30	3.29	3.29	3.14	3.14	3.40	3.03	3.66	4.17

5 years	36.42	28.57	31.40	29.40	31.37	31.37	33.06	28.40	34.73	38.14
Annual average	6.41	5.15	5.61	5.29	5.61	5.61	5.88	5.13	6.14	6.67

3 years	20.42	13.49	17.78	14.78	17.74	17.74	18.64	14.49	19.51	21.29
Annual average	6.39	4.31	5.61	4.70	5.59	5.59	5.86	4.61	6.12	6.64

1 year	–4.44	–9.94	–5.15	–9.79	–5.17	–6.10	–4.91	–8.24	–4.66	–4.21

6 months	–8.17	–13.45	–8.50	–12.98	–8.53	–9.42	–8.40	–11.60	–8.31	–8.08

RetirementReady® Funds	13

Fund performance Total return for periods ended 1/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2030 Fund

Annual average
(life of fund)	4.93%	4.38%	4.37%	4.37%	4.14%	4.14%	4.40%	4.07%	4.66%	5.19%

10 years	44.04	35.75	35.57	35.57	33.58	33.58	36.94	32.15	40.42	47.61
Annual average	3.72	3.10	3.09	3.09	2.94	2.94	3.19	2.83	3.45	3.97

5 years	32.92	25.28	27.93	25.93	27.97	27.97	29.56	25.02	31.22	34.53
Annual average	5.86	4.61	5.05	4.72	5.06	5.06	5.32	4.57	5.59	6.11

3 years	18.37	11.56	15.69	12.69	15.73	15.73	16.60	12.51	17.46	19.24
Annual average	5.78	3.71	4.98	4.06	4.99	4.99	5.25	4.01	5.51	6.04

1 year	–3.85	–9.38	–4.60	–9.27	–4.57	–5.50	–4.33	–7.68	–4.14	–3.61

6 months	–7.00	–12.35	–7.37	–11.90	–7.34	–8.25	–7.23	–10.48	–7.13	–6.86

2025 Fund

Annual average
(life of fund)	4.53%	3.98%	3.98%	3.98%	3.75%	3.75%	4.01%	3.68%	4.27%	4.80%

10 years	39.38	31.37	31.26	31.26	29.35	29.35	32.60	27.96	35.92	42.95
Annual average	3.38	2.77	2.76	2.76	2.61	2.61	2.86	2.50	3.12	3.64

5 years	29.02	21.60	24.31	22.31	24.30	24.30	25.84	21.44	27.36	30.64
Annual average	5.23	3.99	4.45	4.11	4.45	4.45	4.70	3.96	4.96	5.49

3 years	15.77	9.11	13.23	10.23	13.22	13.22	14.05	10.06	14.87	16.65
Annual average	5.00	2.95	4.23	3.30	4.22	4.22	4.48	3.25	4.73	5.27

1 year	–3.29	–8.85	–4.01	–8.72	–3.97	–4.91	–3.74	–7.11	–3.53	–3.04

6 months	–5.79	–11.20	–6.14	–10.74	–6.11	–7.03	–5.98	–9.27	–5.91	–5.62

2020 Fund

Annual average
(life of fund)	3.87%	3.32%	3.31%	3.31%	3.09%	3.09%	3.35%	3.02%	3.61%	4.13%

10 years	32.51	24.89	24.83	24.83	22.98	22.98	26.02	21.61	29.23	35.83
Annual average	2.85	2.25	2.24	2.24	2.09	2.09	2.34	1.98	2.60	3.11

5 years	23.66	16.55	19.12	17.12	19.15	19.15	20.63	16.41	22.15	25.24
Annual average	4.34	3.11	3.56	3.21	3.57	3.57	3.82	3.09	4.08	4.60

3 years	12.20	5.75	9.72	6.72	9.78	9.78	10.53	6.67	11.39	13.04
Annual average	3.91	1.88	3.14	2.19	3.16	3.16	3.40	2.17	3.66	4.17

1 year	–2.96	–8.54	–3.68	–8.39	–3.64	–4.59	–3.43	–6.81	–3.20	–2.73

6 months	–4.68	–10.16	–5.04	–9.69	–5.00	–5.93	–4.91	–8.24	–4.77	–4.55

14	RetirementReady® Funds

Fund performance Total return for periods ended 1/31/16 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	2.73%	2.35%	2.18%	2.18%	1.97%	1.97%	2.32%	2.02%	2.47%	2.99%

10 years	27.38	22.28	19.97	19.97	18.21	18.21	22.61	18.63	24.18	30.64
Annual average	2.45	2.03	1.84	1.84	1.69	1.69	2.06	1.72	2.19	2.71

5 years	14.47	9.89	10.25	8.25	10.22	10.22	12.96	9.29	12.99	15.93
Annual average	2.74	1.90	1.97	1.60	1.97	1.97	2.47	1.79	2.47	3.00

3 years	6.82	2.55	4.51	1.57	4.43	4.43	6.06	2.62	6.02	7.68
Annual average	2.23	0.84	1.48	0.52	1.46	1.46	1.98	0.87	1.97	2.50

1 year	–2.56	–6.46	–3.27	–7.96	–3.27	–4.20	–2.75	–5.91	–2.81	–2.30

6 months	–3.43	–7.29	–3.77	–8.43	–3.76	–4.70	–3.49	–6.62	–3.56	–3.29

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes.

** The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

RetirementReady® Funds	15

Comparative index returns For periods ended 1/31/16

		Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Annual average
(life of fund) (since 11/1/04)*	7.13%	4.36%

Annual average
(life of fund) (since 5/2/05)**	7.15	4.47

Life of fund	83.26	17.66
Annual average (since 11/30/10)†	12.44	3.20

Life of fund (since 11/30/15)‡	–6.46	1.05

10 years	87.41	57.65
Annual average	6.48	4.66

5 years	67.80	18.80
Annual average	10.91	3.51

3 years	37.88	6.57
Annual average	11.30	2.14

1 year	–0.67	–0.16

6 months	–6.77	1.33

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

** Inception date of Putnam RetirementReady 2050 Fund.

† Inception date of Putnam RetirementReady 2055 Fund.

‡ Inception date of Putnam RetirementReady 2060 Fund.

Fund price and distribution information For the six-month period ended 1/31/16

2060 Fund*

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.222		$0.216	$0.216	$0.218		$0.220	$0.224

Capital gains	—		—	—	—		—	—

Total	$0.222		$0.216	$0.216	$0.218		$0.220	$0.224

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

11/30/15	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00

1/31/16	8.99	9.54	8.98	8.98	8.98	9.31	8.98	8.99

16	RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/16 cont.

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.243		$0.156	$0.162	$0.193		$0.209	$0.261

Capital gains

Long-term gains	0.510		0.510	0.510	0.510		0.510	0.510

Short-term gains	0.153		0.153	0.153	0.153		0.153	0.153

Total	$0.906		$0.819	$0.825	$0.856		$0.872	$0.924

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$11.60	$12.31	$11.50	$11.38	$11.58	$12.00	$11.55	$11.66

1/31/16	9.56	10.14	9.51	9.40	9.57	9.92	9.53	9.61

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.355		$0.230	$0.238	$0.271		$0.227	$0.384

Capital gains	—		—	—	—		—	—

Total	$0.355		$0.230	$0.238	$0.271		$0.227	$0.384

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$17.69	$18.77	$17.45	$17.29	$17.84	$18.49	$17.41	$17.77

1/31/16	15.58	16.53	15.42	15.28	15.76	16.33	15.43	15.65

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.415		$0.309	$0.327	$0.318		$0.288	$0.452

Capital gains	—		—	—	—		—	—

Total	$0.415		$0.309	$0.327	$0.318		$0.288	$0.452

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$19.58	$20.77	$17.89	$17.93	$19.00	$19.69	$20.00	$23.30

1/31/16	17.30	18.36	15.81	15.83	16.83	17.44	17.78	20.66

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.485		$0.345	$0.353	$0.386		$0.313	$0.521

Capital gains	—		—	—	—		—	—

Total	$0.485		$0.345	$0.353	$0.386		$0.313	$0.521

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.26	$22.56	$19.69	$19.44	$20.02	$20.75	$21.80	$24.82

1/31/16	18.87	20.02	17.50	17.27	17.79	18.44	19.50	22.10

RetirementReady® Funds	17

Fund price and distribution information For the six-month period ended 1/31/16 cont.

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.544		$0.393	$0.432	$0.437		$0.390	$0.585

Capital gains	—		—	—	—		—	—

Total	$0.544		$0.393	$0.432	$0.437		$0.390	$0.585

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.53	$22.84	$19.81	$19.78	$20.74	$21.49	$20.67	$24.99

1/31/16	19.25	20.42	17.75	17.68	18.58	19.25	18.58	22.41

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.584		$0.427	$0.436	$0.476		$0.433	$0.621

Capital gains	—		—	—	—		—	—

Total	$0.584		$0.427	$0.436	$0.476		$0.433	$0.621

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.38	$22.68	$20.32	$20.29	$20.75	$21.50	$20.23	$24.34

1/31/16	19.32	20.50	18.41	18.38	18.79	19.47	18.37	22.07

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.547		$0.384	$0.403	$0.440		$0.361	$0.589

Capital gains	—		—	—	—		—	—

Total	$0.547		$0.384	$0.403	$0.440		$0.361	$0.589

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$21.73	$23.06	$20.29	$20.27	$20.60	$21.35	$20.29	$21.83

1/31/16	19.94	21.16	18.67	18.64	18.94	19.63	18.74	20.03

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.544		$0.388	$0.405	$0.434		$0.439	$0.578

Capital gains	—		—	—	—		—	—

Total	$0.544		$0.388	$0.405	$0.434		$0.439	$0.578

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$19.18	$20.35	$18.45	$18.46	$18.82	$19.50	$18.44	$21.41

1/31/16	17.75	18.83	17.14	17.14	17.47	18.10	17.13	19.87

18	RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/16 cont.

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		1	1	6		5	6

Income	$0.573		$0.531	$0.531	$0.551		$0.550	$0.595

Capital gains	—		—	—	—		—	—

Total	$0.573		$0.531	$0.531	$0.551		$0.550	$0.595

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/15	$17.69	$18.43	$17.45	$17.49	$17.73	$18.33	$17.68	$17.75

1/31/16	16.52	17.21	16.27	16.31	16.57	17.13	16.51	16.58

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/15

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2060 Fund*

Life of fund	–2.48%	–8.09%	–2.54%	–7.30%	–2.54%	–3.49%	–2.52%	–5.93%	–2.50%	–2.46%

2055 Fund**

Life of fund	59.87%	50.68%	53.91%	52.91%	53.88%	53.88%	55.88%	50.42%	57.87%	61.95%
Annual average	9.67	8.40	8.85	8.71	8.85	8.85	9.12	8.36	9.40	9.95

5 years	51.21	42.51	45.65	43.65	45.62	45.62	47.48	42.32	49.34	53.14
Annual average	8.62	7.34	7.81	7.51	7.81	7.81	8.08	7.31	8.35	8.90

3 years	37.46	29.56	34.44	31.45	34.31	34.31	35.37	30.63	36.45	38.44
Annual average	11.19	9.02	10.37	9.54	10.33	10.33	10.62	9.32	10.91	11.45

1 year	–0.49	–6.21	–1.19	–5.76	–1.24	–2.15	–0.94	–4.40	–0.71	–0.23

6 months	–3.61	–9.15	–3.97	–8.41	–3.96	–4.85	–3.79	–7.16	–3.75	–3.44

RetirementReady® Funds	19

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2050 Fund†

Annual average
(life of fund)	5.92%	5.34%	5.33%	5.33%	5.12%	5.12%	5.38%	5.03%	5.65%	6.18%

10 years	62.84	53.47	53.37	53.37	50.96	50.96	54.77	49.35	58.70	66.79
Annual average	5.00	4.38	4.37	4.37	4.20	4.20	4.46	4.09	4.73	5.25

5 years	52.45	43.69	46.80	44.80	46.71	46.71	48.62	43.42	50.59	54.26
Annual average	8.80	7.52	7.98	7.69	7.97	7.97	8.25	7.48	8.53	9.06

3 years	36.97	29.09	33.90	30.90	33.83	33.83	34.91	30.18	35.93	37.89
Annual average	11.06	8.88	10.22	9.39	10.20	10.20	10.50	9.19	10.77	11.30

1 year	–0.50	–6.22	–1.25	–6.12	–1.27	–2.25	–0.99	–4.45	–0.74	–0.27

6 months	–3.52	–9.07	–3.89	–8.63	–3.93	–4.88	–3.79	–7.16	–3.68	–3.45

2045 Fund

Annual average
(life of fund)	5.99%	5.43%	5.43%	5.43%	5.21%	5.21%	5.46%	5.13%	5.74%	6.26%

10 years	62.82	53.45	53.32	53.32	51.13	51.13	54.88	49.46	58.90	66.89
Annual average	5.00	4.38	4.37	4.37	4.22	4.22	4.47	4.10	4.74	5.26

5 years	50.77	42.10	45.22	43.22	45.31	45.31	47.03	41.88	48.94	52.68
Annual average	8.56	7.28	7.75	7.45	7.76	7.76	8.01	7.25	8.29	8.83

3 years	35.49	27.69	32.49	29.49	32.46	32.46	33.49	28.81	34.47	36.46
Annual average	10.65	8.49	9.83	9.00	9.82	9.82	10.11	8.81	10.38	10.92

1 year	–0.51	–6.23	–1.22	–6.07	–1.23	–2.20	–1.00	–4.46	–0.74	–0.26

6 months	–3.49	–9.04	–3.79	–8.52	–3.80	–4.74	–3.74	–7.11	–3.55	–3.34

2040 Fund

Annual average
(life of fund)	5.93%	5.37%	5.36%	5.36%	5.14%	5.14%	5.40%	5.06%	5.67%	6.19%

10 years	62.03	52.71	52.55	52.55	50.32	50.32	54.07	48.68	58.07	66.04
Annual average	4.94	4.32	4.31	4.31	4.16	4.16	4.42	4.05	4.69	5.20

5 years	48.60	40.06	43.06	41.06	43.06	43.06	44.97	39.89	46.75	50.38
Annual average	8.24	6.97	7.42	7.12	7.43	7.43	7.71	6.94	7.97	8.50

3 years	33.63	25.94	30.61	27.61	30.65	30.65	31.66	27.05	32.62	34.55
Annual average	10.14	7.99	9.31	8.47	9.32	9.32	9.60	8.31	9.87	10.40

1 year	–0.51	–6.23	–1.29	–6.13	–1.32	–2.28	–1.01	–4.47	–0.75	–0.29

6 months	–3.31	–8.87	–3.72	–8.45	–3.73	–4.67	–3.56	–6.93	–3.46	–3.22

20	RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2035 Fund

Annual average
(life of fund)	5.65%	5.09%	5.08%	5.08%	4.86%	4.86%	5.12%	4.78%	5.38%	5.91%

10 years	58.49	49.38	49.25	49.25	47.07	47.07	50.70	45.42	54.58	62.44
Annual average	4.71	4.09	4.09	4.09	3.93	3.93	4.19	3.82	4.45	4.97

5 years	44.34	36.04	39.02	37.02	39.01	39.01	40.69	35.77	42.52	46.10
Annual average	7.62	6.35	6.81	6.50	6.81	6.81	7.07	6.31	7.34	7.88

3 years	30.28	22.79	27.41	24.41	27.38	27.38	28.34	23.85	29.31	31.23
Annual average	9.22	7.08	8.41	7.55	8.40	8.40	8.67	7.39	8.95	9.48

1 year	–0.51	–6.23	–1.24	–6.07	–1.24	–2.21	–1.01	–4.48	–0.75	–0.27

6 months	–2.99	–8.57	–3.40	–8.13	–3.36	–4.31	–3.28	–6.66	–3.13	–2.93

2030 Fund

Annual average
(life of fund)	5.30%	4.74%	4.73%	4.73%	4.51%	4.51%	4.77%	4.44%	5.03%	5.56%

10 years	53.91	45.06	44.87	44.87	42.72	42.72	46.33	41.21	50.03	57.69
Annual average	4.41	3.79	3.78	3.78	3.62	3.62	3.88	3.51	4.14	4.66

5 years	39.24	31.24	34.07	32.07	34.13	34.13	35.84	31.09	37.48	41.01
Annual average	6.85	5.59	6.04	5.72	6.05	6.05	6.32	5.56	6.57	7.11

3 years	26.31	19.05	23.41	20.41	23.45	23.45	24.42	20.06	25.26	27.22
Annual average	8.10	5.98	7.26	6.39	7.28	7.28	7.55	6.28	7.80	8.35

1 year	–0.46	–6.19	–1.23	–6.06	–1.19	–2.15	–0.96	–4.43	–0.75	–0.21

6 months	–2.54	–8.14	–2.95	–7.70	–2.91	–3.86	–2.80	–6.20	–2.69	–2.45

2025 Fund

Annual average
(life of fund)	4.82%	4.26%	4.26%	4.26%	4.03%	4.03%	4.29%	3.96%	4.55%	5.08%

10 years	47.37	38.89	38.73	38.73	36.69	36.69	40.18	35.27	43.69	51.08
Annual average	3.95	3.34	3.33	3.33	3.18	3.18	3.44	3.07	3.69	4.21

5 years	33.93	26.23	29.06	27.06	28.98	28.98	30.66	26.09	32.23	35.60
Annual average	6.02	4.77	5.23	4.91	5.22	5.22	5.49	4.75	5.75	6.28

3 years	21.74	14.74	19.05	16.05	19.05	19.05	19.97	15.77	20.85	22.65
Annual average	6.78	4.69	5.98	5.09	5.98	5.98	6.26	5.00	6.52	7.04

1 year	–0.49	–6.21	–1.19	–6.03	–1.20	–2.17	–0.95	–4.41	–0.75	–0.24

6 months	–2.11	–7.74	–2.42	–7.21	–2.48	–3.43	–2.31	–5.73	–2.24	–2.00

RetirementReady® Funds	21

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2020 Fund

Annual average
(life of fund)	4.08%	3.53%	3.52%	3.52%	3.31%	3.31%	3.57%	3.24%	3.83%	4.34%

10 years	38.45	30.49	30.37	30.37	28.48	28.48	31.74	27.13	34.99	41.92
Annual average	3.31	2.70	2.69	2.69	2.54	2.54	2.79	2.43	3.05	3.56

5 years	27.36	20.03	22.72	20.72	22.75	22.75	24.28	19.93	25.78	28.99
Annual average	4.96	3.72	4.18	3.84	4.18	4.18	4.44	3.70	4.69	5.22

3 years	16.57	9.87	14.01	11.01	14.00	14.00	14.84	10.82	15.68	17.41
Annual average	5.24	3.19	4.47	3.54	4.46	4.46	4.72	3.48	4.98	5.50

1 year	–0.57	–6.28	–1.28	–6.11	–1.24	–2.21	–1.01	–4.47	–0.78	–0.30

6 months	–1.72	–7.37	–2.04	–6.83	–2.05	–3.01	–1.91	–5.34	–1.81	–1.57

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	2.88%	2.51%	2.33%	2.33%	2.12%	2.12%	2.48%	2.17%	2.62%	3.14%

10 years	30.28	25.06	22.66	22.66	20.90	20.90	25.35	21.27	26.99	33.58
Annual average	2.68	2.26	2.06	2.06	1.92	1.92	2.28	1.95	2.42	2.94

5 years	16.84	12.16	12.54	10.54	12.57	12.57	15.28	11.53	15.39	18.39
Annual average	3.16	2.32	2.39	2.02	2.40	2.40	2.88	2.21	2.90	3.43

3 years	9.55	5.17	7.14	4.14	7.13	7.13	8.76	5.23	8.72	10.42
Annual average	3.09	1.69	2.33	1.36	2.32	2.32	2.84	1.71	2.83	3.36

1 year	–0.58	–4.56	–1.33	–6.11	–1.33	–2.29	–0.77	–4.00	–0.83	–0.32

6 months	–1.19	–5.14	–1.56	–6.33	–1.56	–2.51	–1.25	–4.46	–1.32	–1.00

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes.

** The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

See the discussion following the fund performance tables on page 15 for information about the calculation of fund performance.

22	RetirementReady® Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period (or, for Putnam RetirementReady 2060 Fund, the period from commencement of operations (11/30/15) through 1/31/16), your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2060 Fund

Estimated net expenses for the fiscal year
ended 7/31/15*†	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

Estimated total annual operating expenses for the
fiscal year ended 7/31/15†	1.89%	2.64%	2.64%	2.39%	2.14%	1.64%

Annualized expense ratio for the period from
11/30/15 (commencement of operations)
to 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2055 Fund

Net expenses for the fiscal year ended 7/31/15*	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

Total annual operating expenses for the fiscal year
ended 7/31/15	3.32%	4.07%	4.07%	3.82%	3.57%	3.07%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/15*	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.66%	2.41%	2.41%	2.16%	1.91%	1.41%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/15*	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.51%	2.26%	2.26%	2.01%	1.76%	1.26%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/15*	1.09%	1.84%	1.84%	1.59%	1.34%	0.84%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

RetirementReady® Funds	23

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/15*	1.04%	1.79%	1.79%	1.54%	1.29%	0.79%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.26%	2.01%	2.01%	1.76%	1.51%	1.01%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/15*	1.01%	1.76%	1.76%	1.51%	1.26%	0.76%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/15*	0.98%	1.73%	1.73%	1.48%	1.23%	0.73%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/15*	0.97%	1.72%	1.72%	1.47%	1.22%	0.72%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/15*	0.95%	1.70%	1.70%	1.20%	1.20%	0.70%

Total annual operating expenses for the fiscal year
ended 7/31/15	1.38%	2.13%	2.13%	1.63%	1.63%	1.13%

Annualized expense ratio for the six-month period
ended 1/31/16‡	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam RetirementReady 2060 Fund	0.98%
Putnam RetirementReady 2055 Fund	0.98%
Putnam RetirementReady 2050 Fund	0.95%
Putnam RetirementReady 2045 Fund	0.90%
Putnam RetirementReady 2040 Fund	0.84%
Putnam RetirementReady 2035 Fund	0.79%
Putnam RetirementReady 2030 Fund	0.76%
Putnam RetirementReady 2025 Fund	0.73%
Putnam RetirementReady 2020 Fund	0.72%
Putnam Retirement Income Fund Lifestyle 1	0.70%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/16.

† Other expenses are based on estimated amounts for the current fiscal year.

‡ Excludes the expense ratio of the underlying Putnam mutual funds.

24	RetirementReady® Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/15 to 1/31/16, except for RetirementReady 2060 Fund for which expenses are shown from 11/30/15 (commencement of operations) to 1/31/16. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2060 Fund

Expenses paid per $1,000*†	$0.41	$1.65	$1.65	$1.24	$0.83	$—

Ending value (after expenses)	$919.90	$918.40	$918.40	$918.50	$918.70	$920.10

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.19	$4.76	$4.76	$3.57	$2.38	$—

Ending value (after expenses)	$897.80	$894.00	$894.40	$896.10	$896.30	$898.90

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.19	$4.77	$4.77	$3.58	$2.39	$—

Ending value (after expenses)	$899.70	$896.10	$896.70	$897.80	$898.60	$901.10

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.20	$4.78	$4.78	$3.58	$2.39	$—

Ending value (after expenses)	$903.60	$900.10	$900.10	$901.60	$902.60	$905.10

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.20	$4.79	$4.79	$3.59	$2.40	$—

Ending value (after expenses)	$909.30	$905.40	$905.60	$906.90	$908.20	$910.40

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.21	$4.81	$4.81	$3.61	$2.41	$—

Ending value (after expenses)	$918.30	$915.00	$914.70	$916.00	$916.90	$919.20

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.21	$4.84	$4.84	$3.63	$2.42	$—

Ending value (after expenses)	$930.00	$926.30	$926.60	$927.70	$928.70	$931.40

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.22	$4.87	$4.87	$3.66	$2.44	$—

Ending value (after expenses)	$942.10	$938.60	$938.90	$940.20	$940.90	$943.80

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.23	$4.90	$4.90	$3.68	$2.45	$—

Ending value (after expenses)	$953.20	$949.60	$950.00	$950.90	$952.30	$954.50

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.24	$4.93	$4.93	$2.47	$2.47	$—

Ending value (after expenses)	$965.70	$962.30	$962.40	$965.10	$964.40	$967.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/16, except for Putnam RetirementReady 2060 Fund, which is for the period from 11/30/15 (commencement of operations) to 1/31/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds	25

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/16 (or in the case of Putnam RetirementReady 2060 Fund, for the period from 11/30/15 to 1/31/16), use the following calculation method. To find the value of your investment on 8/1/15, (or in the case of Putnam RetirementReady 2060 Fund, on 11/30/15 (commencement of operations)), call Putnam at 1-800-225-1581.

26	RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2060 Fund

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$3.81	$2.54	$—

Ending value (after expenses)	$1,023.88	$1,020.11	$1,020.11	$1,021.37	$1,022.62	$1,025.14

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund,
2040 Fund, 2035 Fund, 2030 Fund,
2025 Fund, 2020 Fund

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$3.81	$2.54	$—

Ending value (after expenses)	$1,023.88	$1,020.11	$1,020.11	$1,021.37	$1,022.62	$1,025.14

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.27	$5.08	$5.08	$2.54	$2.54	$—

Ending value (after expenses)	$1,023.88	$1,020.11	$1,020.11	$1,022.62	$1,022.62	$1,025.14

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/16, except for Putnam RetirementReady 2060 Fund, which is for the period from 11/30/15 (commencement of operations) to 1/31/16. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

RetirementReady® Funds	27

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are available only to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (Europe, Australasia, Far East) (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

28	RetirementReady® Funds

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Form N-Q on the SEC’s website at www.sec.gov. In addition, the funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2016, Putnam employees had approximately $463,000,000 and the Trustees had approximately $124,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

RetirementReady® Funds	29

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

30	RetirementReady® Funds

The funds’ portfolios 1/31/16 (Unaudited)

Putnam RetirementReady 2060 Fund	Shares	Value

Absolute Return Funds (10.6%)*
Putnam Absolute Return 100 Fund Class Y †††	31	$305

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	127	1,338

Putnam Absolute Return 700 Fund Class Y †††	416	4,527

Total Absolute Return Funds (cost $6,834)		$6,170

Asset Allocation Funds (88.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	4,098	42,337

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	663	9,352

Total Asset Allocation Funds (cost $58,367)		$51,689

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	278	$278

Total Fixed Income Funds (cost $278)		$278

Total Investments (cost $65,479)		$58,137

* Percentages indicated are based on net assets of $58,126

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.8%)*
Putnam Absolute Return 100 Fund Class Y †††	4,892	$48,091

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	14,255	150,672

Putnam Absolute Return 700 Fund Class Y †††	46,850	509,728

Total Absolute Return Funds (cost $772,306)		$708,491

Asset Allocation Funds (88.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	459,414	4,745,747

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	74,578	1,051,552

Total Asset Allocation Funds (cost $6,401,022)		$5,797,299

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	31,570	$31,570

Total Fixed Income Funds (cost $31,570)		$31,570

Total Investments (cost $7,204,898)		$6,537,360

* Percentages indicated are based on net assets of $6,535,923

RetirementReady® Funds	31

The funds’ portfolios 1/31/16 (Unaudited) cont.

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (11.3%)*
Putnam Absolute Return 100 Fund Class Y †††	40,224	$395,403

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	68,367	722,642

Putnam Absolute Return 700 Fund Class Y †††	224,686	2,444,585

Total Absolute Return Funds (cost $3,863,111)		$3,562,630

Asset Allocation Funds (88.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,765,722	18,239,906

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	670,488	9,453,887

Total Asset Allocation Funds (cost $30,386,366)		$27,693,793

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	150,577	$150,577

Total Fixed Income Funds (cost $150,577)		$150,577

Total Investments (cost $34,400,054)		$31,407,000

* Percentages indicated are based on net assets of $31,400,435

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (12.1%)*
Putnam Absolute Return 100 Fund Class Y †††	70,683	$694,810

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	72,088	761,971

Putnam Absolute Return 700 Fund Class Y †††	236,942	2,577,924

Total Absolute Return Funds (cost $4,382,394)		$4,034,705

Asset Allocation Funds (87.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,297,421	13,402,361

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,108,361	15,627,890

Total Asset Allocation Funds (cost $32,409,762)		$29,030,251

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	157,386	$157,386

Total Fixed Income Funds (cost $157,386)		$157,386

Total Investments (cost $36,949,542)		$33,222,342

* Percentages indicated are based on net assets of $33,215,303

32	RetirementReady® Funds

The funds’ portfolios 1/31/16 (Unaudited) cont.

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (14.6%)*
Putnam Absolute Return 100 Fund Class Y †††	207,086	$2,035,657

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	276,454	2,922,117

Putnam Absolute Return 700 Fund Class Y †††	592,226	6,443,417

Total Absolute Return Funds (cost $12,274,148)		$11,401,191

Asset Allocation Funds (84.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	1,235,378	12,761,453

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	3,753,975	52,931,041

Total Asset Allocation Funds (cost $71,847,297)		$65,692,494

Fixed Income Funds (1.3%)*
Putnam Money Market Fund Class A †††	1,025,067	$1,025,067

Total Fixed Income Funds (cost $1,025,067)		$1,025,067

Total Investments (cost $85,146,512)		$78,118,752

* Percentages indicated are based on net assets of $78,102,827

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (19.7%)*
Putnam Absolute Return 100 Fund Class Y †††	157,463	$1,547,864

Putnam Absolute Return 300 Fund Class Y †††	77,225	731,323

Putnam Absolute Return 500 Fund Class Y †††	291,955	3,085,969

Putnam Absolute Return 700 Fund Class Y †††	591,020	6,430,295

Total Absolute Return Funds (cost $12,839,357)		$11,795,451

Asset Allocation Funds (77.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	460,111	$6,018,250

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	2,853,750	40,237,878

Total Asset Allocation Funds (cost $52,045,092)		$46,256,128

Fixed Income Funds (2.9%)*
Putnam Money Market Fund Class A †††	1,718,058	$1,718,058

Total Fixed Income Funds (cost $1,718,058)		$1,718,058

Total Investments (cost $66,602,507)		$59,769,637

* Percentages indicated are based on net assets of $59,755,564

RetirementReady® Funds	33

The funds’ portfolios 1/31/16 (Unaudited) cont.

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (27.9%)*
Putnam Absolute Return 100 Fund Class Y †††	430,838	$4,235,138

Putnam Absolute Return 300 Fund Class Y †††	538,147	5,096,256

Putnam Absolute Return 500 Fund Class Y †††	665,739	7,036,855

Putnam Absolute Return 700 Fund Class Y †††	1,433,467	15,596,116

Total Absolute Return Funds (cost $34,366,628)		$31,964,365

Asset Allocation Funds (68.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	3,499,974	$45,779,660

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	2,323,450	32,760,648

Total Asset Allocation Funds (cost $85,019,010)		$78,540,308

Fixed Income Funds (3.6%)*
Putnam Money Market Fund Class A †††	4,098,518	$4,098,518

Total Fixed Income Funds (cost $4,098,518)		$4,098,518

Total Investments (cost $123,484,156)		$114,603,191

* Percentages indicated are based on net assets of $114,569,262

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (37.2%)*
Putnam Absolute Return 100 Fund Class Y †††	327,166	$3,216,039

Putnam Absolute Return 300 Fund Class Y †††	597,482	5,658,153

Putnam Absolute Return 500 Fund Class Y †††	645,379	6,821,655

Putnam Absolute Return 700 Fund Class Y †††	852,365	9,273,730

Total Absolute Return Funds (cost $27,039,835)		$24,969,577

Asset Allocation Funds (58.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	2,721,059	$35,591,447

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	344,925	3,397,514

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $42,804,525)		$38,988,961

Fixed Income Funds (4.8%)*
Putnam Money Market Fund Class A †††	3,237,900	$3,237,900

Total Fixed Income Funds (cost $3,237,900)		$3,237,900

Total Investments (cost $73,082,260)		$67,196,438

* Percentages indicated are based on net assets of $67,150,712

34	RetirementReady® Funds

The funds’ portfolios 1/31/16 (Unaudited) cont.

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (47.5%)*
Putnam Absolute Return 100 Fund Class Y †††	646,291	$6,353,042

Putnam Absolute Return 300 Fund Class Y †††	1,386,930	13,134,226

Putnam Absolute Return 500 Fund Class Y †††	1,997,368	21,112,181

Putnam Absolute Return 700 Fund Class Y †††	837,633	9,113,452

Total Absolute Return Funds (cost $53,139,487)		$49,712,901

Asset Allocation Funds (46.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,967,960	$25,740,914

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	2,316,630	22,818,806

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $52,160,102)		$48,559,720

Fixed Income Funds (6.1%)*
Putnam Money Market Fund Class A †††	6,385,886	$6,385,886

Total Fixed Income Funds (cost $6,385,886)		$6,385,886

Total Investments (cost $111,685,475)		$104,658,507

* Percentages indicated are based on net assets of $104,592,761

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (60.0%)*
Putnam Absolute Return 100 Fund Class Y †††	645,257	$6,342,874

Putnam Absolute Return 300 Fund Class Y †††	1,538,093	14,565,742

Putnam Absolute Return 500 Fund Class Y †††	1,993,874	21,075,248

Putnam Absolute Return 700 Fund Class Y †††	—	—

Total Absolute Return Funds (cost $45,049,952)		$41,983,864

Asset Allocation Funds (34.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	2,415,057	23,788,315

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $25,820,609)		$23,788,315

Fixed Income Funds (6.0%)*
Putnam Money Market Fund Class A †††	4,223,132	$4,223,132

Total Fixed Income Funds (cost $4,223,132)		$4,223,132

Total Investments (cost $75,093,693)		$69,995,311

* Percentages indicated are based on net assets of $69,977,639

RetirementReady® Funds	35

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2015 through January 31, 2016, except Putnam Retirement Ready 2060 Fund, which was for the period November 30, 2015 (commencement of operations) to January 31, 2016, (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 6).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2060 Fund	$58,137	$—	$—	$58,137

Putnam RetirementReady 2055 Fund	6,537,360	—	—	6,537,360

Putnam RetirementReady 2050 Fund	31,407,000	—	—	31,407,000

Putnam RetirementReady 2045 Fund	33,222,342	—	—	33,222,342

Putnam RetirementReady 2040 Fund	78,118,752	—	—	78,118,752

Putnam RetirementReady 2035 Fund	59,769,637	—	—	59,769,637

Putnam RetirementReady 2030 Fund	114,603,191	—	—	114,603,191

Putnam RetirementReady 2025 Fund	67,196,438	—	—	67,196,438

Putnam RetirementReady 2020 Fund	104,658,507	—	—	104,658,507

Putnam Retirement Income Fund Lifestyle 1	69,995,311	—	—	69,995,311

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the funds’ net assets measured as of the end of the period.

The accompanying notes are an integral part of these financial statements.

36	RetirementReady® Funds

Statements of assets and liabilities 1/31/16 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$58,137	$6,537,360	$31,407,000	$33,222,342	$78,118,752

Receivable for income
distributions from underlying
Putnam Fund shares	—	—	4	7	31

Receivable for shares of
the fund sold	16	34,622	73,896	24,768	306,287

Receivable for investments sold	16	34,761	37,386	83,826	206,961

Unamortized offering costs (Note 1)	92,664	—	—	—	—

Receivable from Manager (Note 2)	18,729	4,787	12,960	11,216	21,027

Total assets	169,562	6,611,530	31,531,246	33,342,159	78,653,058

LIABILITIES

Payable for shares of
the fund repurchased	—	1,363	10,614	58,250	11,979

Payable for investments
purchased	16	68,057	101,216	50,586	501,982

Payable for distribution fees
(Note 2)	27	1,400	6,021	6,804	15,243

Payable for reports to shareholders	556	2,516	3,580	3,692	4,686

Payable for auditing and tax fee	11	1,212	5,906	6,415	14,712

Payable for offering costs (Note 1)	110,824	—	—	—	—

Other accrued expenses	2	1,059	3,474	1,109	1,629

Total liabilities	111,436	75,607	130,811	126,856	550,231

Net assets	$58,126	$6,535,923	$31,400,435	$33,215,303	$78,102,827

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$64,280	$7,620,025	$37,041,101	$42,475,221	$93,178,598

Undistributed net investment
income (Distributions in excess
of net investment income) (Note 1)	(338)	(37,345)	(115,985)	133,621	(15,550)

Accumulated net realized
gain (loss) on investments
(Note 1)	1,526	(379,219)	(2,531,627)	(5,666,339)	(8,032,461)

Net unrealized depreciation
of investments	(7,342)	(667,538)	(2,993,054)	(3,727,200)	(7,027,760)

Total — Representing net
assets applicable to
capital outstanding	$58,126	$6,535,923	$31,400,435	$33,215,303	$78,102,827

(Continued on next page)

Retirement Ready® Funds	37

Statements of assets and liabilities 1/31/16 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$11,296	$3,685,048	$22,320,714	$24,011,414	$62,753,162

Number of shares outstanding	1,257	385,449	1,432,484	1,388,115	3,325,116

Net asset value and redemption price	$8.99	$9.56	$15.58	$17.30	$18.87

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$9.54	$10.14	$16.53	$18.36	$20.02

Computation of net asset value and offering price Class B
Net Assets	$9,182	$78,789	$324,449	$406,477	$678,705

Number of shares outstanding	1,023	8,281	21,038	25,704	38,773

Net asset value and offering price ***	$8.98	$9.51	$15.42	$15.81	$17.50

Computation of net asset value and offering price Class C
Net Assets	$9,182	$525,671	$585,584	$971,844	$812,192

Number of shares outstanding	1,023	55,942	38,329	61,379	47,032

Net asset value and offering price ***	$8.98	$9.40	$15.28	$15.83	$17.27

Computation of net asset value, offering price and redemption price Class M
Net Assets	$9,186	$44,320	$90,347	$149,998	$137,816

Number of shares outstanding	1,023	4,633	5,733	8,913	7,747

Net asset value and redemption price	$8.98	$9.57	$15.76	$16.83	$17.79

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$9.31	$9.92	$16.33	$17.44	$18.44

Computation of net asset value, offering price and redemption price Class R
Net Assets	$9,190	$224,861	$1,330,909	$1,459,053	$1,765,176

Number of shares outstanding	1,023	23,592	86,271	82,061	90,540

Net asset value, offering price
and redemption value	$8.98	$9.53	$15.43	$17.78	$19.50

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$10,090	$1,977,234	$6,748,432	$6,216,517	$11,955,776

Number of shares outstanding	1,123	205,757	431,235	300,945	541,017

Net asset value, offering price
and redemption value	$8.99 †	$9.61	$15.65	$20.66	$22.10

Cost of investments (Note 1)	$65,479	$7,204,898	$34,400,054	$36,949,542	$85,146,512

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

38	Retirement Ready® Funds

Statements of assets and liabilities 1/31/16 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 6)	$59,769,637	$114,603,191	$67,196,438	$104,658,507	$69,995,311

Receivable for income
distributions from underlying
Putnam Fund shares	64	276	250	251	192

Receivable for shares of
the fund sold	161,352	301,837	33,845	130,620	9,269

Receivable for investments sold	263,627	492,246	26,658	514,227	2,052

Receivable from Manager (Note 2) 17,955		28,353	21,132	26,251	98,588

Total assets	60,212,635	115,425,903	67,278,323	105,329,856	70,105,412

LIABILITIES

Payable for shares of the
fund repurchased	75,923	130,080	821	236,293	—

Payable for investments
purchased	351,101	675,031	91,931	451,101	13,563

Payable for distribution fees
(Note 2)	12,092	23,177	13,727	23,450	15,722

Payable for reports to shareholders	4,602	5,151	5,863	5,476	7,963

Payable for auditing and tax fee	11,731	21,260	12,997	18,735	15,928

Payable for legal fee	—	—	—	—	68,671

Other accrued expenses	1,622	1,942	2,272	2,040	5,926

Total liabilities	457,071	856,641	127,611	737,095	127,773

Net assets	$59,755,564	$114,569,262	$67,150,712	$104,592,761	$69,977,639

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$75,635,767	$137,929,667	$90,968,403	$135,663,721	$104,657,359

Undistributed net investment
income (Distributions in excess
of net investment income)
(Note 1)	390,511	63,374	630,772	638,804	(316,642)

Accumulated net realized loss
on investments (Note 1)	(9,437,844)	(14,542,814)	(18,562,641)	(24,682,796)	(29,264,696)

Net unrealized depreciation
of investments	(6,832,870)	(8,880,965)	(5,885,822)	(7,026,968)	(5,098,382)

Total — Representing net
assets applicable to
capital outstanding	$59,755,564	$114,569,262	$67,150,712	$104,592,761	$69,977,639

(Continued on next page)

Retirement Ready® Funds	39

Statements of assets and liabilities 1/31/16 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$42,808,018	$93,944,821	$50,211,222	$93,271,610	$59,154,146

Number of shares outstanding	2,223,581	4,863,468	2,517,951	5,253,569	3,580,055

Net asset value and
redemption price	$19.25	$19.32	$19.94	$17.75	$16.52

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$20.42	$20.50	$21.16	$18.83	N/A

Offering price per class A share
(100/96.00 of Class A net
asset value) **	N/A	N/A	N/A	N/A	$17.21

Computation of net asset value and offering price Class B
Net Assets	$1,110,925	$1,176,445	$1,022,204	$1,091,214	$1,084,872

Number of shares outstanding	62,592	63,890	54,753	63,651	66,673

Net asset value and offering price ***	$17.75	$18.41	$18.67	$17.14	$16.27

Computation of net asset value and offering price Class C
Net Assets	$1,335,069	$1,407,874	$1,505,648	$1,930,658	$1,660,162

Number of shares outstanding	75,507	76,593	80,795	112,642	101,767

Net asset value and offering price ***	$17.68	$18.38	$18.64	$17.14	$16.31

Computation of net asset value, offering price and redemption price Class M
Net Assets	$428,517	$239,797	$198,825	$164,015	$522,252

Number of shares outstanding	23,063	12,762	10,500	9,386	31,524

Net asset value and
redemption price	$18.58	$18.79	$18.94	$17.47	$16.57

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$19.25	$19.47	$19.63	$18.10	N/A

Offering price per class M share
(100/96.75 of Class M net
asset value) *	N/A	N/A	N/A	N/A	$17.13

Computation of net asset value, offering price and redemption price Class R
Net Assets	$1,830,127	$3,383,718	$2,210,598	$3,063,292	$1,638,035

Number of shares outstanding	98,510	184,151	117,949	178,813	99,189

Net asset value, offering price
and redemption value	$18.58	$18.37	$18.74	$17.13	$16.51

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,242,908	$14,416,607	$12,002,215	$5,071,972	$5,918,172

Number of shares outstanding	546,234	653,249	599,325	255,205	357,005

Net asset value, offering
price and redemption value	$22.41	$22.07	$20.03	$19.87	$16.58

Cost of investments (Note 1)	$66,602,507	$123,484,156	$73,082,260	$111,685,475	$75,093,693

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

40	Retirement Ready® Funds

Statements of operations Six months ended 1/31/16 (Unaudited)*

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,035	$115,008	$589,546	$661,595	$1,745,789

EXPENSES

Distribution fees (Note 2)	57	8,072	35,005	40,261	87,765

Auditing and tax fees	11	1,212	5,906	6,415	14,712

Blue sky expense	84	33,914	33,486	34,066	33,686

Amortization of offering costs
(Note 1)	18,961	—	—	—	—

Other	565	2,352	4,474	3,576	4,902

Fees waived and reimbursed by
Manager (Note 2)	(19,621)	(37,478)	(43,866)	(44,057)	(53,300)

Total expenses	57	8,072	35,005	40,261	87,765

Net investment income	978	106,936	554,541	621,334	1,658,024

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(124)	(291,028)	(1,577,792)	(937,889)	(4,333,265)

Capital gain distribution from
underlying Putnam Fund shares
(Note 6)	1,650	186,412	973,595	1,115,861	2,884,702

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(7,342)	(655,389)	(3,037,909)	(4,051,829)	(7,052,755)

Net loss on investments	(5,816)	(760,005)	(3,642,106)	(3,873,857)	(8,501,318)

Net decrease in net assets
resulting from operations	$(4,838)	$(653,069)	$(3,087,565)	$(3,252,523)	$(6,843,294)

* Except for Putnam RetirementReady 2060 Fund, which is for the period 11/30/15 (commencement of operations) to 1/31/16 (unaudited).

Retirement Ready® Funds	41

Statements of operations Six months ended 1/31/16 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 6)	$1,452,315	$2,588,871	$1,609,234	$2,749,584	$1,987,713

EXPENSES

Distribution fees (Note 2)	71,838	133,073	81,548	129,078	55,293

Auditing and tax fees	11,731	21,260	12,997	18,735	2,103

Legal	—	—	—	—	10,178

Blue sky expense	33,911	34,070	33,874	34,083	34,764

Other	4,517	5,528	5,756	5,499	7,389

Fees waived and reimbursed by
Manager (Note 2)	(50,159)	(60,858)	(52,627)	(58,317)	(54,434)

Total expenses	71,838	133,073	81,548	129,078	55,293

Net investment income	1,380,477	2,455,798	1,527,686	2,620,506	1,932,420

Net realized loss on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(1,383,978)	(5,007,110)	(1,665,423)	(2,883,317)	(700,472)

Capital gain distribution from
underlying Putnam Fund shares
(Note 6)	2,286,549	4,026,935	2,260,704	2,854,959	1,522,382

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(7,346,756)	(9,111,405)	(6,041,729)	(7,183,824)	(4,724,590)

Net loss on investments	(6,444,185)	(10,091,580)	(5,446,448)	(7,212,182)	(3,902,680)

Net decrease in net assets
resulting from operations	$(5,063,708)	$(7,635,782)	$(3,918,762)	$(4,591,676)	$(1,970,260)

The accompanying notes are an integral part of these financial statements.

42	Retirement Ready® Funds

Statements of changes in net assets

For the period 11/30/15
Putnam RetirementReady 2060 Fund —	(commencement of operations)
TOTAL DECREASE IN NET ASSETS	to 1/31/16*

Operations:
Net investment income	$978

Net realized gain on underlying Putnam Fund shares	1,526

Net unrealized depreciation on underlying Putnam Fund shares	(7,342)

Net decrease in net assets resulting from operations	(4,838)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(222)

Class B	(216)

Class C	(216)

Class M	(218)

Class R	(220)

Class Y	(224)

Increase from capital share transactions (Note 4)	4,280

Total decrease in net assets	(1,874)

NET ASSETS

Beginning of period (Note 5)	60,000

End of period	$58,126

Distributions in excess of net investment income, end of period	$(338)

* Unaudited

Retirement Ready® Funds	43

Statements of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$106,936	$40,245

Net realized gain (loss) on underlying Putnam Fund shares	(104,616)	284,706

Net unrealized depreciation on underlying
Putnam Fund shares	(655,389)	(38,094)

Net increase (decrease) in net assets resulting from operations	(653,069)	286,857

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(82,110)	(51,880)

Class B	(1,182)	(3,138)

Class C	(8,364)	(19,089)

Class M	(810)	(1,407)

Class R	(4,456)	(8,480)

Class Y	(47,359)	(61,439)

Net realized short-term gain on investments

Class A	(51,699)	(55,500)

Class B	(1,159)	(3,849)

Class C	(7,900)	(22,975)

Class M	(642)	(1,722)

Class R	(3,262)	(9,348)

Class Y	(27,762)	(63,542)

From net realized long-term gain on investments
Class A	(172,330)	(20,539)

Class B	(3,863)	(1,425)

Class C	(26,332)	(8,504)

Class M	(2,139)	(637)

Class R	(10,874)	(3,459)

Class Y	(92,541)	(23,513)

Increase from capital share transactions (Note 4)	2,413,620	3,054,850

Total increase in net assets	1,215,767	2,981,261

NET ASSETS

Beginning of period	5,320,156	2,338,895

End of period	$6,535,923	$5,320,156

Distributions in excess of net investment income,
end of period	$(37,345)	$—

* Unaudited

44	Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$554,541	$225,134

Net realized gain (loss) on underlying Putnam Fund shares	(604,197)	1,623,186

Net unrealized depreciation on underlying Putnam Fund shares	(3,037,909)	(365,157)

Net increase (decrease) in net assets resulting from operations	(3,087,565)	1,483,163

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(481,818)	(404,643)

Class B	(4,996)	(13,255)

Class C	(8,914)	(20,186)

Class M	(1,469)	(2,959)

Class R	(18,532)	(138,918)

Class Y	(159,617)	(234,206)

Increase from capital share transactions (Note 4)	8,805,280	13,517,961

Total increase in net assets	5,042,369	14,186,957

NET ASSETS

Beginning of period	26,358,066	12,171,109

End of period	$31,400,435	$26,358,066

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(115,985)	$4,820

* Unaudited

Retirement Ready® Funds	45

Statements of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$621,334	$339,038

Net realized gain on underlying Putnam Fund shares	177,972	1,971,501

Net unrealized depreciation on underlying Putnam Fund shares	(4,051,829)	(318,595)

Net increase (decrease) in net assets resulting from operations	(3,252,523)	1,991,944

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(537,988)	(643,052)

Class B	(7,817)	(13,122)

Class C	(19,045)	(23,808)

Class M	(2,774)	(6,319)

Class R	(23,595)	(143,623)

Class Y	(133,310)	(259,055)

Increase from capital share transactions (Note 4)	5,951,651	11,835,159

Total increase in net assets	1,974,599	12,738,124

NET ASSETS

Beginning of period	31,240,704	18,502,580

End of period	$33,215,303	$31,240,704

Undistributed net investment income,
respectively, end of period	$133,621	$236,816

* Unaudited

46	Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$1,658,024	$616,597

Net realized gain (loss) on underlying Putnam Fund shares	(1,448,563)	3,594,104

Net unrealized depreciation on underlying Putnam Fund shares	(7,052,755)	(1,028,729)

Net increase (decrease) in net assets resulting from operations	(6,843,294)	3,181,972

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,550,709)	(1,188,617)

Class B	(13,043)	(26,523)

Class C	(15,916)	(29,371)

Class M	(2,323)	(4,329)

Class R	(28,033)	(179,576)

Class Y	(271,074)	(321,886)

Increase from capital share transactions (Note 4)	21,674,301	38,750,298

Total increase in net assets	12,949,909	40,181,968

NET ASSETS

Beginning of period	65,152,918	24,970,950

End of period	$78,102,827	$65,152,918

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(15,550)	$207,524

* Unaudited

Retirement Ready® Funds	47

Statements of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$1,380,477	$699,691

Net realized gain on underlying Putnam Fund shares	902,571	3,955,877

Net unrealized depreciation on underlying Putnam Fund shares	(7,346,756)	(1,364,289)

Net increase (decrease) in net assets resulting from operations	(5,063,708)	3,291,279

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,168,249)	(843,997)

Class B	(24,078)	(36,926)

Class C	(31,226)	(30,960)

Class M	(9,847)	(9,658)

Class R	(37,160)	(162,609)

Class Y	(311,739)	(375,537)

Increase from capital share transactions (Note 4)	8,952,049	20,270,327

Total increase in net assets	2,306,042	22,101,919

NET ASSETS

Beginning of period	57,449,522	35,347,603

End of period	$59,755,564	$57,449,522

Undistributed net investment income, respectively,
end of period	$390,511	$592,333

* Unaudited

48	Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$2,455,798	$939,936

Net realized gain (loss) on underlying Putnam Fund shares	(980,175)	5,607,160

Net unrealized depreciation on underlying Putnam Fund shares	(9,111,405)	(2,241,679)

Net increase (decrease) in net assets resulting from operations	(7,635,782)	4,305,417

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(2,651,116)	(865,997)

Class B	(27,155)	(19,319)

Class C	(30,266)	(22,003)

Class M	(5,964)	(3,952)

Class R	(77,899)	(160,399)

Class Y	(388,255)	(273,623)

Increase from capital share transactions (Note 4)	28,489,974	49,219,971

Total increase in net assets	17,673,537	52,180,095

NET ASSETS

Beginning of period	96,895,725	44,715,630

End of period	$114,569,262	$96,895,725

Undistributed net investment income, respectively, end of period	$63,374	$788,231

* Unaudited

Retirement Ready® Funds	49

Statements of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$1,527,686	$770,278

Net realized gain on underlying Putnam Fund shares	595,281	4,481,130

Net unrealized depreciation on underlying Putnam Fund shares	(6,041,729)	(1,919,388)

Net increase (decrease) in net assets resulting from operations	(3,918,762)	3,332,020

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,320,536)	(411,276)

Class B	(20,683)	(6,806)

Class C	(32,318)	(8,980)

Class M	(4,489)	(1,811)

Class R	(41,389)	(66,220)

Class Y	(344,940)	(165,925)

Increase from capital share transactions (Note 4)	10,319,370	14,574,617

Total increase in net assets	4,636,253	17,245,619

NET ASSETS

Beginning of period	62,514,459	45,268,840

End of period	$67,150,712	$62,514,459

Undistributed net investment income, respectively, end of period	$630,772	$867,441

* Unaudited

50	Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$2,620,506	$869,587

Net realized gain (loss) on underlying Putnam Fund shares	(28,358)	3,197,604

Net unrealized depreciation on underlying Putnam Fund shares	(7,183,824)	(1,224,986)

Net increase (decrease) in net assets resulting from operations	(4,591,676)	2,842,205

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(2,728,022)	(496,869)

Class B	(24,122)	(3,670)

Class C	(43,632)	(9,997)

Class M	(3,959)	(1,061)

Class R	(78,835)	(50,119)

Class Y	(141,521)	(57,106)

Increase from capital share transactions (Note 4)	26,728,432	44,321,662

Total increase in net assets	19,116,665	46,545,045

NET ASSETS

Beginning of period	85,476,096	38,931,051

End of period	$104,592,761	$85,476,096

Undistributed net investment income, respectively, end of period	$638,804	$1,038,389

* Unaudited

Retirement Ready® Funds	51

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/16*	Year ended 7/31/15

Operations:
Net investment income	$1,932,420	$351,705

Net realized gain on underlying Putnam Fund shares	821,910	837,596

Net unrealized depreciation on underlying Putnam Fund shares	(4,724,590)	(459,316)

Net increase (decrease) in net assets resulting from operations	(1,970,260)	729,985

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,923,297)	(409,624)

Class B	(35,285)	(5,811)

Class C	(50,235)	(15,290)

Class M	(16,491)	(7,197)

Class R	(50,063)	(18,453)

Class Y	(211,492)	(32,142)

Increase from capital share transactions (Note 4)	52,686,570	2,191,571

Total increase in net assets	48,429,447	2,433,039

NET ASSETS

Beginning of period	21,548,192	19,115,153

End of period	$69,977,639	$21,548,192

Distributions in excess of net investment income and undistributed
net investment income, respectively, end of period	$(316,642)	$30,331

* Unaudited

The accompanying notes are an integral part of these financial statements.

52	Retirement Ready® Funds

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RetirementReady® Funds	53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016†**	$10.00	.16	(.95)	(.79)	(.22)	(.22)	$8.99	(8.01)*	$11	.04*	1.69*	2*

Class B
January 31, 2016†**	$10.00	.15	(.95)	(.80)	(.22)	(.22)	$8.98	(8.16)*	$9	.17*	1.64*	2*

Class C
January 31, 2016†**	$10.00	.15	(.95)	(.80)	(.22)	(.22)	$8.98	(8.16)*	$9	.17*	1.64*	2*

Class M
January 31, 2016†**	$10.00	.16	(.96)	(.80)	(.22)	(.22)	$8.98	(8.15)*	$9	.13*	1.68*	2*

Class R
January 31, 2016†**	$10.00	.16	(.96)	(.80)	(.22)	(.22)	$8.98	(8.13)*	$9	.09*	1.72*	2*

Class Y
January 31, 2016†**	$10.00	.17	(.96)	(.79)	(.22)	(.22)	$8.99	(7.99)*	$10	—*	1.76*	2*

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54	RetirementReady® Funds	RetirementReady® Funds	55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	tions	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2016**	$11.60	.19	(1.33)	(1.14)	(.24)	(.66)	(.90)	$9.56	(10.22)*	$3,685	.13*	1.77*	64*
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	249
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	202
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	183
July 31, 2012	10.09	.02	(.02)	—[e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011††	10.00	—[e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53*	179	.17*	(.01)*	101*

Class B
January 31, 2016**	$11.50	.14	(1.31)	(1.17)	(.16)	(.66)	(.82)	$9.51	(10.60)*	$79	.50*	1.30*	64*
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	249
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	202
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	183
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011††	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03*	17	.67*	1.13*	101*

Class C
January 31, 2016**	$11.38	.14	(1.30)	(1.16)	(.16)	(.66)	(.82)	$9.40	(10.56)*	$526	.50*	1.29*	64*
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	249
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	202
July 31, 2013	9.65	—[e]	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	183
July 31, 2012	10.05	(.06)	—[e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011††	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03*	15	.67*	1.58*	101*

Class M
January 31, 2016**	$11.58	.16	(1.32)	(1.16)	(.19)	(.66)	(.85)	$9.57	(10.39)*	$44	.38*	1.50*	64*
July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	249
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	202
July 31, 2013	9.72	—[e]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	183
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011††	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16*	12	.50*	2.02*	101*

Class R
January 31, 2016**	$11.55	.16	(1.31)	(1.15)	(.21)	(.66)	(.87)	$9.53	(10.37)*	$225	.25*	1.50*	64*
July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	249
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	202
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	183
July 31, 2012	10.08	—[e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011††	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40*	11	.33*	2.23*	101*

Class Y
January 31, 2016**	$11.66	.21	(1.34)	(1.13)	(.26)	(.66)	(.92)	$9.61	(10.11)*	$1,977	—*	1.90*	64*
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	249
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	202
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	183
July 31, 2012	10.11	.03	—[e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011††	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76*	28	—	1.73*	101*

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56	RetirementReady® Funds	RetirementReady® Funds	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$17.69	.32	(2.07)	(1.75)	(.36)	(.36)	$15.58	(10.03)*	$22,321	.13*	1.91*	68*
July 31, 2015	16.99	.19	1.37	1.56	(.86)	(.86)	17.69	9.43	16,701.25		1.11	158
July 31, 2014	15.22	.12	2.06	2.18	(.41)	(.41)	16.99	14.45	4,423.25		.76	100
July 31, 2013	12.58	.12	2.69	2.81	(.17)	(.17)	15.22	22.52	4,133.25		.87	104
July 31, 2012	12.86	.02	.15	.17	(.45)	(.45)	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	(.94)	12.86	16.33	4,196.25		2.84	72

Class B
January 31, 2016**	$17.45	.24	(2.04)	(1.80)	(.23)	(.23)	$15.42	(10.39)*	$324	.50*	1.43*	68*
July 31, 2015	16.76	.10	1.32	1.42	(.73)	(.73)	17.45	8.65	334	1.00	.61	158
July 31, 2014	15.05	—[e]	2.03	2.03	(.32)	(.32)	16.76	13.57	284	1.00	(.01)	100
July 31, 2013	12.45	.01	2.66	2.67	(.07)	(.07)	15.05	21.54	197	1.00	.06	104
July 31, 2012	12.76	(.06)	.13	.07	(.38)	(.38)	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	(.82)	12.76	15.52	119	1.00	1.56	72

Class C
January 31, 2016**	$17.29	.23	(2.00)	(1.77)	(.24)	(.24)	$15.28	(10.33)*	$586	.50*	1.44*	68*
July 31, 2015	16.64	.10	1.30	1.40	(.75)	(.75)	17.29	8.58	575	1.00	.60	158
July 31, 2014	14.96	.01	2.01	2.02	(.34)	(.34)	16.64	13.58	409	1.00	.04	100
July 31, 2013	12.39	—[e]	2.66	2.66	(.09)	(.09)	14.96	21.60	210	1.00	(.02)	104
July 31, 2012	12.68	(.07)	.15	.08	(.37)	(.37)	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	(.86)	12.68	15.46	87	1.00	1.61	72

Class M
January 31, 2016**	$17.84	.26	(2.07)	(1.81)	(.27)	(.27)	$15.76	(10.22)*	$90	.38*	1.56*	68*
July 31, 2015	17.14	.14	1.35	1.49	(.79)	(.79)	17.84	8.90	87.75		.77	158
July 31, 2014	15.37	.03	2.09	2.12	(.35)	(.35)	17.14	13.85	52.75		.15	100
July 31, 2013	12.71	.04	2.72	2.76	(.10)	(.10)	15.37	21.83	31.75		.26	104
July 31, 2012	12.74	(.06)	.19	.13	(.16)	(.16)	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	(.89)	12.74	15.76	90.75		1.85	72

Class R
January 31, 2016**	$17.41	.20	(1.95)	(1.75)	(.23)	(.23)	$15.43	(10.14)*	$1,331	.25*	1.19*	68*
July 31, 2015	16.72	.20	1.31	1.51	(.82)	(.82)	17.41	9.22	3,088.50		1.16	158
July 31, 2014	15.00	.07	2.03	2.10	(.38)	(.38)	16.72	14.13	2,553.50		.43	100
July 31, 2013	12.41	.07	2.66	2.73	(.14)	(.14)	15.00	22.19	2,123.50		.53	104
July 31, 2012	12.72	(.01)	.14	.13	(.44)	(.44)	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	(.91)	12.72	16.04	669.50		2.08	72

Class Y
January 31, 2016**	$17.77	.33	(2.07)	(1.74)	(.38)	(.38)	$15.65	(9.89)*	$6,748	—*	1.96*	68*
July 31, 2015	17.05	.27	1.34	1.61	(.89)	(.89)	17.77	9.69	5,574	—	1.54	158
July 31, 2014	15.27	.18	2.05	2.23	(.45)	(.45)	17.05	14.73	4,450	—	1.08	100
July 31, 2013	12.62	.14	2.71	2.85	(.20)	(.20)	15.27	22.81	3,966	—	.97	104
July 31, 2012	12.91	.05	.15	.20	(.49)	(.49)	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	(.97)	12.91	16.64	2,713	—	2.48	72

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58	RetirementReady® Funds	RetirementReady® Funds	59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$19.58	.36	(2.22)	(1.86)	(.42)	(.42)	$17.30	(9.64)*	$24,011	.13*	1.96*	54*
July 31, 2015	18.86	.25	1.43	1.68	(.96)	(.96)	19.58	9.14	20,065.25		1.30	116
July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	18.86	14.01	9,373.25		.84	92
July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	16.77	21.70	7,036.25		.90	86
July 31, 2012	14.37	.04	.16	.20	(.43)	(.43)	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	(.98)	14.37	16.14	8,782.25		2.77	48

Class B
January 31, 2016**	$17.89	.25	(2.02)	(1.77)	(.31)	(.31)	$15.81	(9.99)*	$406	.50*	1.50*	54*
July 31, 2015	17.31	.12	1.29	1.41	(.83)	(.83)	17.89	8.31	420	1.00	.67	116
July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	17.31	13.17	274	1.00	.19	92
July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	15.43	20.81	230	1.00	.29	86
July 31, 2012	13.32	(.07)	.15	.08	(.34)	(.34)	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	(.88)	13.32	15.27	160	1.00	1.76	48

Class C
January 31, 2016**	$17.93	.26	(2.03)	(1.77)	(.33)	(.33)	$15.83	(9.99)*	$972	.50*	1.54*	54*
July 31, 2015	17.38	.11	1.31	1.42	(.87)	(.87)	17.93	8.33	864	1.00	.59	116
July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	17.38	13.12	401	1.00	.07	92
July 31, 2013	13.16	—[e]	2.69	2.69	(.34)	(.34)	15.51	20.85	248	1.00	.02	86
July 31, 2012	13.42	(.07)	.16	.09	(.35)	(.35)	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	(.92)	13.42	15.24	41	1.00	1.81	48

Class M
January 31, 2016**	$19.00	.29	(2.14)	(1.85)	(.32)	(.32)	$16.83	(9.84)*	$150	.38*	1.63*	54*
July 31, 2015	18.36	.17	1.37	1.54	(.90)	(.90)	19.00	8.56	161.75		.89	116
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	18.36	13.43	128.75		(.23)	92
July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	16.34	21.10	21.75		.38	86
July 31, 2012	14.08	(.03)	.16	.13	(.40)	(.40)	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	(.93)	14.08	15.52	9.75		2.01	48

Class R
January 31, 2016**	$20.00	.27	(2.20)	(1.93)	(.29)	(.29)	$17.78	(9.74)*	$1,459	.25*	1.40*	54*
July 31, 2015	19.25	.25	1.41	1.66	(.91)	(.91)	20.00	8.83	3,175.50		1.26	116
July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	19.25	13.72	2,784.50		.65	92
July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	17.13	21.40	2,331.50		.54	86
July 31, 2012	14.68	.01	.16	.17	(.41)	(.41)	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	(.96)	14.68	15.88	1,012.50		2.36	48

Class Y
January 31, 2016**	$23.30	.45	(2.64)	(2.19)	(.45)	(.45)	$20.66	(9.49)*	$6,217	—*	2.03*	54*
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	(1.00)	23.30	9.41	6,556	—	1.73	116
July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	22.25	14.25	5,544	—	1.25	92
July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	19.74	22.04	4,939	—	1.04	86
July 31, 2012	16.77	.07	.20	.27	(.47)	(.47)	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	(1.02)	16.77	16.45	6,041	—	2.82	48

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	RetirementReady® Funds	RetirementReady® Funds	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$21.26	.45	(2.35)	(1.90)	(.49)	(.49)	$18.87	(9.07)*	$62,753	.13*	2.26*	88*
July 31, 2015	20.51	.28	1.46	1.74	(.99)	(.99)	21.26	8.65	49,628.25		1.34	204
July 31, 2014	18.34	.21	2.24	2.45	(.28)	(.28)	20.51	13.42	12,384.25		1.04	90
July 31, 2013	15.48	.16	3.01	3.17	(.31)	(.31)	18.34	20.74	10,268.25		.94	84
July 31, 2012	15.59	.06	.17	.23	(.34)	(.34)	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	(.88)	15.59	15.90	11,819.25		2.98	45

Class B
January 31, 2016**	$19.69	.34	(2.18)	(1.84)	(.35)	(.35)	$17.50	(9.46)*	$679	.50*	1.84*	88*
July 31, 2015	19.01	.16	1.32	1.48	(.80)	(.80)	19.69	7.92	666	1.00	.82	204
July 31, 2014	17.04	.07	2.06	2.13	(.16)	(.16)	19.01	12.52	698	1.00	.40	90
July 31, 2013	14.42	.03	2.81	2.84	(.22)	(.22)	17.04	19.87	694	1.00	.16	84
July 31, 2012	14.56	(.05)	.16	.11	(.25)	(.25)	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	(.81)	14.56	15.00	434	1.00	2.21	45

Class C
January 31, 2016**	$19.44	.34	(2.16)	(1.82)	(.35)	(.35)	$17.27	(9.44)*	$812	.50*	1.83*	88*
July 31, 2015	18.83	.15	1.31	1.46	(.85)	(.85)	19.44	7.91	805	1.00	.78	204
July 31, 2014	16.92	.04	2.08	2.12	(.21)	(.21)	18.83	12.55	632	1.00	.23	90
July 31, 2013	14.33	.02	2.79	2.81	(.22)	(.22)	16.92	19.80	279	1.00	.15	84
July 31, 2012	14.49	(.04)	.16	.12	(.28)	(.28)	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	(.80)	14.49	14.96	137	1.00	1.88	45

Class M
January 31, 2016**	$20.02	.35	(2.19)	(1.84)	(.39)	(.39)	$17.79	(9.31)*	$138	.38*	1.83*	88*
July 31, 2015	19.37	.22	1.33	1.55	(.90)	(.90)	20.02	8.16	114.75		1.11	204
July 31, 2014	17.36	.09	2.13	2.22	(.21)	(.21)	19.37	12.84	78.75		.50	90
July 31, 2013	14.71	.07	2.85	2.92	(.27)	(.27)	17.36	20.11	50.75		.45	84
July 31, 2012	14.77	(.05)	.20	.15	(.21)	(.21)	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	(.82)	14.77	15.34	31.75		2.11	45

Class R
January 31, 2016**	$21.80	.29	(2.28)	(1.99)	(.31)	(.31)	$19.50	(9.18)*	$1,765	.25*	1.41*	88*
July 31, 2015	20.98	.29	1.45	1.74	(.92)	(.92)	21.80	8.45	4,726.50		1.35	204
July 31, 2014	18.76	.16	2.30	2.46	(.24)	(.24)	20.98	13.13	3,894.50		.79	90
July 31, 2013	15.84	.11	3.08	3.19	(.27)	(.27)	18.76	20.39	3,362.50		.66	84
July 31, 2012	15.95	.02	.19	.21	(.32)	(.32)	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	(.86)	15.95	15.55	2,057.50		2.63	45

Class Y
January 31, 2016**	$24.82	.56	(2.76)	(2.20)	(.52)	(.52)	$22.10	(8.96)*	$11,956	—*	2.36*	88*
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	(1.02)	24.82	8.96	9,215	—	1.79	204
July 31, 2014	21.18	.32	2.58	2.90	(.33)	(.33)	23.75	13.74	7,284	—	1.40	90
July 31, 2013	17.83	.20	3.49	3.69	(.34)	(.34)	21.18	20.99	6,259	—	1.00	84
July 31, 2012	17.91	.09	.22	.31	(.39)	(.39)	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	(.92)	17.91	16.17	10,316	—	2.99	45

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	RetirementReady® Funds	RetirementReady® Funds	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$21.53	.49	(2.23)	(1.74)	(.54)	(.54)	$19.25	(8.17)*	$42,808	.13*	2.39*	54*
July 31, 2015	20.66	.31	1.33	1.64	(.77)	(.77)	21.53	8.07	37,097.25		1.45	101
July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	20.66	12.25	17,699.25		1.21	79
July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	18.55	18.66	13,868.25		1.00	86
July 31, 2012	16.01	.09	.15	.24	(.42)	(.42)	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	(.68)	16.01	15.23	18,629.25		3.32	45

Class B
January 31, 2016**	$19.81	.35	(2.02)	(1.67)	(.39)	(.39)	$17.75	(8.50)*	$1,111	.50*	1.87*	54*
July 31, 2015	19.07	.19	1.18	1.37	(.63)	(.63)	19.81	7.28	1,235	1.00	.95	101
July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	19.07	11.39	1,061	1.00	.55	79
July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	17.17	17.73	864	1.00	.11	86
July 31, 2012	14.89	(.02)	.14	.12	(.33)	(.33)	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	(.59)	14.89	14.35	594	1.00	2.40	45

Class C
January 31, 2016**	$19.78	.38	(2.05)	(1.67)	(.43)	(.43)	$17.68	(8.53)*	$1,335	.50*	2.02*	54*
July 31, 2015	19.08	.18	1.19	1.37	(.67)	(.67)	19.78	7.30	1,147	1.00	.91	101
July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	19.08	11.44	655	1.00	.51	79
July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	17.17	17.72	468	1.00	.13	86
July 31, 2012	14.91	(.01)	.13	.12	(.33)	(.33)	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	(.60)	14.91	14.37	279	1.00	2.33	45

Class M
January 31, 2016**	$20.74	.40	(2.12)	(1.72)	(.44)	(.44)	$18.58	(8.40)*	$429	.38*	2.03*	54*
July 31, 2015	19.92	.16	1.32	1.48	(.66)	(.66)	20.74	7.54	460.75		.79	101
July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	19.92	11.70	298.75		.73	79
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	17.93	18.08	248.75		(.24)	86
July 31, 2012	15.14	(.06)	.24	.18	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	(.61)	15.14	14.62	75.75		2.45	45

Class R
January 31, 2016**	$20.67	.31	(2.01)	(1.70)	(.39)	(.39)	$18.58	(8.31)*	$1,830	.25*	1.58*	54*
July 31, 2015	19.85	.30	1.24	1.54	(.72)	(.72)	20.67	7.86	4,657.50		1.49	101
July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	19.85	11.96	4,334.50		1.01	79
July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	17.84	18.36	4,039.50		.72	86
July 31, 2012	15.45	.05	.14	.19	(.40)	(.40)	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	(.67)	15.45	14.91	2,361.50		2.66	45

Class Y
January 31, 2016**	$24.99	.57	(2.56)	(1.99)	(.59)	(.59)	$22.41	(8.08)*	$12,243	—*	2.37*	54*
July 31, 2015	23.84	.46	1.50	1.96	(.81)	(.81)	24.99	8.35	12,853	—	1.88	101
July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	23.84	12.55	11,300	—	1.64	79
July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	21.37	18.95	10,623	—	1.03	86
July 31, 2012	18.35	.14	.18	.32	(.47)	(.47)	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	(.72)	18.35	15.48	13,740	—	3.24	45

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	RetirementReady® Funds	RetirementReady® Funds	65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$21.38	.48	(1.96)	(1.48)	(.58)	(.58)	$19.32	(7.00)*	$93,945	.13*	2.33*	79*
July 31, 2015	20.35	.29	1.23	1.52	(.49)	(.49)	21.38	7.53	72,342.25		1.36	157
July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	20.35	10.75	23,180.25		1.32	77
July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	18.52	15.76	18,538.25		1.01	80
July 31, 2012	16.22	.15	.14	.29	(.35)	(.35)	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	(.53)	16.22	14.08	26,432.25		3.39	43

Class B
January 31, 2016**	$20.32	.36	(1.84)	(1.48)	(.43)	(.43)	$18.41	(7.37)*	$1,176	.50*	1.84*	79*
July 31, 2015	19.35	.16	1.13	1.29	(.32)	(.32)	20.32	6.71	1,325	1.00	.80	157
July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	19.35	9.94	1,231	1.00	.58	77
July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	17.62	14.92	1,210	1.00	.23	80
July 31, 2012	15.47	.04	.12	.16	(.25)	(.25)	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	(.44)	15.47	13.20	1,015	1.00	2.48	43

Class C
January 31, 2016**	$20.29	.36	(1.83)	(1.47)	(.44)	(.44)	$18.38	(7.34)*	$1,408	.50*	1.86*	79*
July 31, 2015	19.36	.17	1.11	1.28	(.35)	(.35)	20.29	6.68	1,313	1.00	.84	157
July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	19.36	9.98	1,060	1.00	.51	77
July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	17.64	14.90	742	1.00	.24	80
July 31, 2012	15.50	.04	.13	.17	(.26)	(.26)	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	(.46)	15.50	13.20	558	1.00	2.30	43

Class M
January 31, 2016**	$20.75	.39	(1.87)	(1.48)	(.48)	(.48)	$18.79	(7.23)*	$240	.38*	1.98*	79*
July 31, 2015	19.75	.20	1.17	1.37	(.37)	(.37)	20.75	6.99	248.75		.97	157
July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	19.75	10.24	222.75		.98	77
July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	18.03	15.17	101.75		.47	80
July 31, 2012	15.52	—[e]	.22	.22	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	(.46)	15.52	13.48	591.75		2.80	43

Class R
January 31, 2016**	$20.23	.30	(1.73)	(1.43)	(.43)	(.43)	$18.37	(7.13)*	$3,384	.25*	1.52*	79*
July 31, 2015	19.28	.25	1.13	1.38	(.43)	(.43)	20.23	7.22	8,425.50		1.26	157
July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	19.28	10.51	7,296.50		1.07	77
July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	17.56	15.51	6,169.50		.75	80
July 31, 2012	15.43	.11	.13	.24	(.34)	(.34)	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	(.54)	15.43	13.73	3,367.50		3.04	43

Class Y
January 31, 2016**	$24.34	.55	(2.20)	(1.65)	(.62)	(.62)	$22.07	(6.86)*	$14,417	—*	2.37*	79*
July 31, 2015	23.09	.43	1.34	1.77	(.52)	(.52)	24.34	7.76	13,241	—	1.79	157
July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	23.09	11.05	11,725	—	1.70	77
July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	20.98	16.04	12,816	—	1.12	80
July 31, 2012	18.31	.21	.16	.37	(.40)	(.40)	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	(.57)	18.31	14.35	14,657	—	3.42	43

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66	RetirementReady® Funds	RetirementReady® Funds	67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$21.73	.50	(1.74)	(1.24)	(.55)	(.55)	$19.94	(5.79)*	$50,211	.13*	2.40*	58*
July 31, 2015	20.62	.31	1.07	1.38	(.27)	(.27)	21.73	6.72	40,668.25		1.44	71
July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	20.62	9.16	27,543.25		1.44	74
July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	19.06	12.44	23,727.25		1.12	89
July 31, 2012	17.36	.26	.15	.41	(.56)	(.56)	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	(.57)	17.36	12.30	33,235.25		3.46	50

Class B
January 31, 2016**	$20.29	.36	(1.60)	(1.24)	(.38)	(.38)	$18.67	(6.14)*	$1,022	.50*	1.84*	58*
July 31, 2015	19.28	.14	1.00	1.14	(.13)	(.13)	20.29	5.91	1,128	1.00	.72	71
July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	19.28	8.35	982	1.00	.71	74
July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	17.84	11.66	987	1.00	.32	89
July 31, 2012	16.31	.13	.14	.27	(.46)	(.46)	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	(.46)	16.31	11.47	930	1.00	2.64	50

Class C
January 31, 2016**	$20.27	.38	(1.61)	(1.23)	(.40)	(.40)	$18.64	(6.11)*	$1,506	.50*	1.94*	58*
July 31, 2015	19.27	.14	.99	1.13	(.13)	(.13)	20.27	5.90	1,532	1.00	.68	71
July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	19.27	8.32	1,244	1.00	.67	74
July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	17.87	11.67	807	1.00	.27	89
July 31, 2012	16.35	.13	.14	.27	(.48)	(.48)	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	(.48)	16.35	11.46	517	1.00	2.37	50

Class M
January 31, 2016**	$20.60	.40	(1.62)	(1.22)	(.44)	(.44)	$18.94	(5.98)*	$199	.38*	2.01*	58*
July 31, 2015	19.57	.20	1.00	1.20	(.17)	(.17)	20.60	6.16	205.75		1.00	71
July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	19.57	8.57	188.75		.88	74
July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	18.09	11.95	226.75		.64	89
July 31, 2012	16.54	.18	.13	.31	(.48)	(.48)	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	(.50)	16.54	11.76	163.75		2.79	50

Class R
January 31, 2016**	$20.29	.27	(1.46)	(1.19)	(.36)	(.36)	$18.74	(5.91)*	$2,211	.25*	1.39*	58*
July 31, 2015	19.28	.23	1.00	1.23	(.22)	(.22)	20.29	6.42	6,829.50		1.18	71
July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	19.28	8.88	5,442.50		1.19	74
July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	17.85	12.19	4,692.50		.81	89
July 31, 2012	16.32	.21	.14	.35	(.54)	(.54)	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	(.57)	16.32	12.01	3,393.50		3.04	50

Class Y
January 31, 2016**	$21.83	.51	(1.72)	(1.21)	(.59)	(.59)	$20.03	(5.62)*	$12,002	—*	2.43*	58*
July 31, 2015	20.72	.37	1.05	1.42	(.31)	(.31)	21.83	6.92	12,152	—	1.70	71
July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	20.72	9.44	9,870	—	1.91	74
July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	19.15	12.77	12,138	—	1.26	89
July 31, 2012	17.45	.30	.15	.45	(.62)	(.62)	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	(.61)	17.45	12.65	13,497	—	3.47	50

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68	RetirementReady® Funds	RetirementReady® Funds	69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$19.18	.53	(1.42)	(.89)	(.54)	(.54)	$17.75	(4.68)*	$93,272	.13*	2.83*	75*
July 31, 2015	18.40	.27	.73	1.00	(.22)	(.22)	19.18	5.44	71,290.25		1.43	160
July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	18.40	7.37	25,336.25		1.60	75
July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	17.31	9.12	22,557.25		1.16	89
July 31, 2012	16.45	.30	.14	.44	(.70)	(.70)	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	(.56)	16.45	10.30	33,513.25		3.34	55

Class B
January 31, 2016**	$18.45	.39	(1.31)	(.92)	(.39)	(.39)	$17.14	(5.04)*	$1,091	.50*	2.19*	75*
July 31, 2015	17.68	.14	.68	.82	(.05)	(.05)	18.45	4.65	1,123	1.00	.80	160
July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	17.68	6.56	1,380	1.00	.84	75
July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	16.66	8.37	1,235	1.00	.37	89
July 31, 2012	15.90	.18	.13	.31	(.61)	(.61)	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	(.44)	15.90	9.46	808	1.00	2.47	55

Class C
January 31, 2016**	$18.46	.41	(1.32)	(.91)	(.41)	(.41)	$17.14	(5.00)*	$1,931	.50*	2.27*	75*
July 31, 2015	17.74	.15	.67	.82	(.10)	(.10)	18.46	4.63	1,842	1.00	.80	160
July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	17.74	6.62	1,587	1.00	.89	75
July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	16.71	8.30	1,047	1.00	.35	89
July 31, 2012	15.95	.18	.13	.31	(.61)	(.61)	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	(.44)	15.95	9.43	733	1.00	2.08	55

Class M
January 31, 2016**	$18.82	.41	(1.33)	(.92)	(.43)	(.43)	$17.47	(4.91)*	$164	.38*	2.23*	75*
July 31, 2015	18.05	.19	.70	.89	(.12)	(.12)	18.82	4.93	180.75		1.02	160
July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	18.05	6.81	154.75		1.12	75
July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	16.99	8.62	140.75		.59	89
July 31, 2012	16.14	.24	.11	.35	(.61)	(.61)	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	(.48)	16.14	9.74	213.75		2.91	55

Class R
January 31, 2016**	$18.44	.38	(1.25)	(.87)	(.44)	(.44)	$17.13	(4.77)*	$3,063	.25*	2.09*	75*
July 31, 2015	17.69	.23	.68	.91	(.16)	(.16)	18.44	5.17	5,716.50		1.29	160
July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	17.69	7.09	5,348.50		1.35	75
July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	16.67	8.86	4,587.50		.84	89
July 31, 2012	15.89	.26	.13	.39	(.68)	(.68)	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	(.58)	15.89	10.04	3,172.50		3.06	55

Class Y
January 31, 2016**	$21.41	.55	(1.51)	(.96)	(.58)	(.58)	$19.87	(4.55)*	$5,072	—*	2.66*	75*
July 31, 2015	20.49	.37	.80	1.17	(.25)	(.25)	21.41	5.72	5,325	—	1.75	160
July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	20.49	7.60	5,125	—	2.20	75
July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	19.26	9.41	7,104	—	1.27	89
July 31, 2012	18.19	.40	.13	.53	(.75)	(.75)	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	(.61)	18.19	10.60	10,446	—	3.42	55

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70	RetirementReady® Funds	RetirementReady® Funds	71

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

											Ratio of net
	Net asset		Net realized							Ratio	investment
	value,		and unrealized	Total from	From			Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Net asset value,	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	value (%)[b]	(in thousands)	net assets (%)[c,d]	net assets (%)[d]	(%)

Class A
January 31, 2016**	$17.69	.84	(1.44)	(.60)	(.57)	(.57)	$16.52	(3.43)*	$59,154	.13*	4.89*	31*
July 31, 2015	17.49	.30	.31	.61	(.41)	(.41)	17.69	3.52	17,655.25		1.71	39
July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	17.49	5.04	15,527.25		1.90	98
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	16.98	4.74	14,681.25		1.14	138
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	(.47)	16.30	5.71	21,075.25		3.16	38

Class B
January 31, 2016**	$17.45	.74	(1.39)	(.65)	(.53)	(.53)	$16.27	(3.77)*	$1,085	.50*	4.36*	31*
July 31, 2015	17.32	.15	.31	.46	(.33)	(.33)	17.45	2.68	368	1.00	.88	39
July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	17.32	4.32	274	1.00	1.01	98
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	16.86	3.92	172	1.00	.35	138
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	(.37)	16.30	4.88	206	1.00	2.43	38

Class C
January 31, 2016**	$17.49	.59	(1.24)	(.65)	(.53)	(.53)	$16.31	(3.76)*	$1,660	.50*	3.49*	31*
July 31, 2015	17.36	.17	.29	.46	(.33)	(.33)	17.49	2.68	814	1.00	.98	39
July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	17.36	4.25	710	1.00	1.16	98
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	16.91	3.98	676	1.00	.28	138
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	(.37)	16.34	4.92	496	1.00	2.50	38

Class M
January 31, 2016**	$17.73	.55	(1.16)	(.61)	(.55)	(.55)	$16.57	(3.49)*	$522	.25*	3.17*	31*
July 31, 2015	17.54	.25	.30	.55	(.36)	(.36)	17.73	3.18	396.50		1.42	39
July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	17.54	4.82	332.50		1.77	98
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	17.02	4.47	313.50		.86	138
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	(.39)	16.34	5.19	328.72		2.36	38

Class R
January 31, 2016**	$17.68	.75	(1.37)	(.62)	(.55)	(.55)	$16.51	(3.56)*	$1,638	.25*	4.37*	31*
July 31, 2015	17.48	.24	.33	.57	(.37)	(.37)	17.68	3.26	854.50		1.34	39
July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	17.48	4.78	1,069.50		1.75	98
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	16.97	4.47	1,002.50		.92	138
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	(.43)	16.30	5.46	1,400.50		3.22	38

Class Y
January 31, 2016**	$17.75	.90	(1.47)	(.57)	(.60)	(.60)	$16.58	(3.29)*	$5,918	—*	5.23*	31*
July 31, 2015	17.55	.34	.32	.66	(.46)	(.46)	17.75	3.78	1,460	—	1.90	39
July 31, 2014	17.04	.68[f]	.21	.89	(.38)	(.38)	17.55	5.28	1,203	—	3.96[f]	98
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	17.04	5.04	7,232	—	.93	138
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	(.50)	16.35	5.95	5,542	—	3.20	38

See page 74 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72	RetirementReady® Funds	RetirementReady® Funds	73

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period November 30, 2015 (commencement of operations) to January 31, 2016.

†† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/16	7/31/15	7/31/14	7/31/13	7/31/12	7/31/11

Putnam RetirementReady 2060 Fund	33.93%	N/A	N/A	N/A	N/A	N/A

Putnam RetirementReady 2055 Fund	0.61	2.09%	3.14%	0.28%	7.30%	23.04%

Putnam RetirementReady 2050 Fund	0.15	0.46	0.45	0.13	0.15	0.22

Putnam RetirementReady 2045 Fund	0.14	0.36	0.45	0.12	0.12	0.18

Putnam RetirementReady 2040 Fund	0.07	0.23	0.35	0.12	0.12	0.17

Putnam RetirementReady 2035 Fund	0.08	0.22	0.27	0.11	0.11	0.08

Putnam RetirementReady 2030 Fund	0.06	0.17	0.23	0.11	0.11	0.08

Putnam RetirementReady 2025 Fund	0.08	0.20	0.23	0.11	0.10	0.08

Putnam RetirementReady 2020 Fund	0.06	0.18	0.25	0.11	0.10	0.08

Putnam Retirement Income Fund
Lifestyle 1	0.14	0.55	0.37	0.12	0.12	0.07

e Amount represents less than $0.01 per share.

f The net investment income and per share amount shown for the period ending July 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

74	RetirementReady® Funds

Notes to financial statements 1/31/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2015 through January 31, 2016.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. Each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Putnam RetirementReady 2060 Fund began offering each class of shares on November 30, 2015. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

RetirementReady® Funds	75

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

76	RetirementReady® Funds

At July 31, 2015, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$644,661	N/A	$644,661	July 31, 2018

Putnam RetirementReady 2045 Fund	4,442,521	N/A	4,442,521	July 31, 2018

Putnam RetirementReady 2040 Fund	4,045,570	N/A	4,045,570	July 31, 2018

Putnam RetirementReady 2035 Fund	9,126,905	N/A	9,126,905	July 31, 2018

Putnam RetirementReady 2030 Fund	12,005,355	N/A	12,005,355	July 31, 2018

Putnam RetirementReady 2025 Fund	18,970,572	N/A	18,970,572	July 31, 2018

Putnam RetirementReady 2020 Fund	23,735,497	N/A	23,735,497	July 31, 2018

Putnam Retirement Income Fund	1,961,305	N/A	1,961,305	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, the fund, as applicable, will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax basis components of each fund at the close of the reporting period were as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes

Putnam RetirementReady 2060 Fund	$36	$(7,378)	$(7,342)	$65,479

Putnam RetirementReady 2055 Fund	14,735	(952,906)	(938,171)	7,475,531

Putnam RetirementReady 2050 Fund	57,590	(4,333,413)	(4,275,823)	35,682,823

Putnam RetirementReady 2045 Fund	48,378	(5,177,368)	(5,128,990)	38,351,332

Putnam RetirementReady 2040 Fund	107,107	(9,673,193)	(9,566,086)	87,684,838

Putnam RetirementReady 2035 Fund	61,511	(8,107,891)	(8,046,380)	67,816,017

Putnam RetirementReady 2030 Fund	155,213	(10,593,463)	(10,438,250)	125,041,441

Putnam RetirementReady 2025 Fund	41,154	(6,114,327)	(6,073,173)	73,269,611

Putnam RetirementReady 2020 Fund	82,043	(8,027,952)	(7,945,909)	112,604,416

Putnam Retirement Income Fund	8,130	(5,269,585)	(5,261,455)	75,256,766
Lifestyle 1

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

RetirementReady® Funds	77

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs For Putnam RetirementReady 2060 Fund, the offering costs of $111,625 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2016 to reimburse each fund for other expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2060 Fund	$19,621

Putnam RetirementReady 2055 Fund	37,478

Putnam RetirementReady 2050 Fund	43,866

Putnam RetirementReady 2045 Fund	44,057

Putnam RetirementReady 2040 Fund	53,300

Putnam RetirementReady 2035 Fund	50,159

Putnam RetirementReady 2030 Fund	60,858

Putnam RetirementReady 2025 Fund	52,627

Putnam RetirementReady 2020 Fund	58,317

Putnam Retirement Income Fund Lifestyle 1	54,434

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A,

78	RetirementReady® Funds

class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total

Putnam RetirementReady 2060 Fund	$5	$16	$16	$12	$8	$57

Putnam RetirementReady 2055 Fund	4,218	403	2,710	158	583	8,072

Putnam RetirementReady 2050 Fund	25,699	1,728	2,916	321	4,341	35,005

Putnam RetirementReady 2045 Fund	28,480	2,122	4,377	586	4,696	40,261

Putnam RetirementReady 2040 Fund	73,924	3,354	3,847	432	6,208	87,765

Putnam RetirementReady 2035 Fund	51,995	5,885	6,127	1,676	6,155	71,838

Putnam RetirementReady 2030 Fund	107,659	6,373	6,637	921	11,483	133,073

Putnam RetirementReady 2025 Fund	59,556	5,425	7,637	760	8,170	81,548

Putnam RetirementReady 2020 Fund	104,143	5,618	9,275	653	9,389	129,078

Putnam Retirement Income Fund	42,549	3,315	5,851	1,122	2,456	55,293
Lifestyle 1

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2060 Fund	$—	$—	$—	$—

Putnam RetirementReady 2055 Fund	672	59	31	203

Putnam RetirementReady 2050 Fund	3,719	161	871	220

Putnam RetirementReady 2045 Fund	3,530	34	195	66

Putnam RetirementReady 2040 Fund	3,120	189	—	100

Putnam RetirementReady 2035 Fund	3,675	44	53	147

Putnam RetirementReady 2030 Fund	4,107	89	212	8

Putnam RetirementReady 2025 Fund	6,732	26	1,369	266

Putnam RetirementReady 2020 Fund	1,811	164	206	24

Putnam Retirement Income Fund Lifestyle 1	1,769	—	—	12

RetirementReady® Funds	79

A contingent deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares and through October 31, 2015, a certain contingent deferred sales charge of up to 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) was assessed on certain redemptions of class M shares. Effective November 1, 2015, class M shares are not subject to a contingent deferred sales charge. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts of class A and class M redemptions:

	Class A CDSC	Class M CDSC

Putnam RetirementReady 2060 Fund	$—	$—

Putnam RetirementReady 2055 Fund	—	—

Putnam RetirementReady 2050 Fund	89	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	—	—

Putnam RetirementReady 2035 Fund	144	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	1,892	—

Putnam RetirementReady 2020 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2060 Fund	$66,565	$961

Putnam RetirementReady 2055 Fund	6,044,726	3,882,325

Putnam RetirementReady 2050 Fund	29,945,635	20,286,588

Putnam RetirementReady 2045 Fund	24,410,339	17,445,541

Putnam RetirementReady 2040 Fund	89,203,987	64,865,328

Putnam RetirementReady 2035 Fund	42,971,975	31,933,089

Putnam RetirementReady 2030 Fund	116,695,279	84,889,685

Putnam RetirementReady 2025 Fund	50,358,130	37,982,520

Putnam RetirementReady 2020 Fund	100,474,401	71,244,489

Putnam Retirement Income Fund Lifestyle 1	67,568,710	13,471,534

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	For the period 11/30/15
	(commencement of operations) to 1/31/16

Class A	Shares	Amount

Shares sold	234	$2,069

Shares issued in connection with
reinvestment of distributions	23	222

	257	2,291

Shares repurchased	—	—

Net increase	257	$2,291

80	RetirementReady® Funds

	For the period 11/30/15
	(commencement of operations) to 1/31/16

Class B	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	23	216

	23	216

Shares repurchased	—	—

Net increase	23	$216

	For the period 11/30/15
	(commencement of operations) to 1/31/16

Class C	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	23	216

	23	216

Shares repurchased	—	—

Net increase	23	$216

	For the period 11/30/15
	(commencement of operations) to 1/31/16

Class M	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	23	218

	23	218

Shares repurchased	—	—

Net increase	23	$218

	For the period 11/30/15
	(commencement of operations) to 1/31/16

Class R	Shares	Amount

Shares sold	—	$—

Shares issued in connection with
reinvestment of distributions	23	220

	23	220

Shares repurchased	—	—

Net increase	23	$220

RetirementReady® Funds	81

	For the period 11/30/15
	(commencement of operations) to 1/31/16

Class Y	Shares	Amount

Shares sold	99	$895

Shares issued in connection with
reinvestment of distributions	24	224

	123	1,119

Shares repurchased	—	—

Net increase	123	$1,119

Putnam RetirementReady 2055 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	211,918	$2,304,910	307,595	$3,601,576

Shares issued in connection with
reinvestment of distributions	29,696	301,115	11,505	127,711

	241,614	2,606,025	319,100	3,729,287

Shares repurchased	(84,306)	(907,855)	(138,255)	(1,617,138)

Net increase	157,308	$1,698,170	180,845	$2,112,149

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	714	$7,611	2,337	$27,553

Shares issued in connection with
reinvestment of distributions	614	6,204	761	8,412

	1,328	13,815	3,098	35,965

Shares repurchased	(93)	(871)	(659)	(7,623)

Net increase	1,235	$12,944	2,439	$28,342

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	6,534	$69,399	12,817	$147,911

Shares issued in connection with
reinvestment of distributions	4,268	42,548	4,626	50,568

	10,802	111,947	17,443	198,479

Shares repurchased	(2,727)	(28,367)	(2,668)	(30,864)

Net increase	8,075	$83,580	14,775	$167,615

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,161	$12,634	2,779	$31,787

Shares issued in connection with
reinvestment of distributions	354	3,591	339	3,766

	1,515	16,225	3,118	35,553

Shares repurchased	(2,396)	(27,575)	(92)	(1,064)

Net increase (decrease)	(881)	$(11,350)	3,026	$34,489

82	RetirementReady® Funds

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	4,926	$53,503	15,906	$186,496

Shares issued in connection with
reinvestment of distributions	1,835	18,549	1,925	21,287

	6,761	72,052	17,831	207,783

Shares repurchased	(5,081)	(55,190)	(19,436)	(240,439)

Net increase (decrease)	1,680	$16,862	(1,605)	$(32,656)

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	59,989	$653,688	92,698	$1,093,705

Shares issued in connection with
reinvestment of distributions	16,454	167,662	13,330	148,493

	76,443	821,350	106,028	1,242,198

Shares repurchased	(19,066)	(207,936)	(41,595)	(497,287)

Net increase	57,377	$613,414	64,433	$744,911

Putnam RetirementReady 2050 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	669,234	$11,191,961	908,145	$15,934,845

Shares issued in connection with
reinvestment of distributions	29,092	480,011	23,633	400,342

	698,326	11,671,972	931,778	16,335,187

Shares repurchased	(209,944)	(3,458,232)	(248,045)	(4,354,553)

Net increase	488,382	$8,213,740	683,733	$11,980,634

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	3,119	$51,773	3,485	$60,469

Shares issued in connection with
reinvestment of distributions	306	4,996	790	13,255

	3,425	56,769	4,275	73,724

Shares repurchased	(1,512)	(23,210)	(2,074)	(35,860)

Net increase	1,913	$33,559	2,201	$37,864

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	6,452	$105,761	11,194	$192,386

Shares issued in connection with
reinvestment of distributions	548	8,873	1,206	20,058

	7,000	114,634	12,400	212,444

Shares repurchased	(1,901)	(30,698)	(3,766)	(64,529)

Net increase	5,099	$83,936	8,634	$147,915

RetirementReady® Funds	83

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,396	$23,412	2,089	$37,008

Shares issued in connection with
reinvestment of distributions	88	1,469	173	2,959

	1,484	24,881	2,262	39,967

Shares repurchased	(608)	(10,225)	(428)	(7,594)

Net increase	876	$14,656	1,834	$32,373

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	18,559	$301,923	56,748	$973,136

Shares issued in connection with
reinvestment of distributions	1,118	18,274	8,323	138,918

	19,677	320,197	65,071	1,112,054

Shares repurchased	(110,824)	(1,809,371)	(40,336)	(697,658)

Net increase (decrease)	(91,147)	$(1,489,174)	24,735	$414,396

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	138,039	$2,291,777	97,691	$1,707,536

Shares issued in connection with
reinvestment of distributions	9,639	159,617	13,785	234,206

	147,678	2,451,394	111,476	1,941,742

Shares repurchased	(30,113)	(502,831)	(58,806)	(1,036,963)

Net increase	117,565	$1,948,563	52,670	$904,779

Putnam RetirementReady 2045 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	551,522	$10,163,242	772,358	$14,969,919

Shares issued in connection with
reinvestment of distributions	29,135	532,010	33,620	631,055

	580,657	10,695,252	805,978	15,600,974

Shares repurchased	(217,485)	(3,999,586)	(278,014)	(5,386,917)

Net increase	363,172	$6,695,666	527,964	$10,214,057

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	2,583	$44,864	8,554	$153,793

Shares issued in connection with
reinvestment of distributions	468	7,817	762	13,122

	3,051	52,681	9,316	166,915

Shares repurchased	(808)	(13,574)	(1,659)	(29,290)

Net increase	2,243	$39,107	7,657	$137,625

84	RetirementReady® Funds

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	13,149	$221,329	26,637	$477,479

Shares issued in connection with
reinvestment of distributions	1,138	19,045	1,379	23,808

	14,287	240,374	28,016	501,287

Shares repurchased	(1,112)	(18,669)	(2,890)	(51,290)

Net increase	13,175	$221,705	25,126	$449,997

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	299	$5,378	1,393	$25,982

Shares issued in connection with
reinvestment of distributions	156	2,774	346	6,319

	455	8,152	1,739	32,301

Shares repurchased	(27)	(475)	(208)	(3,987)

Net increase	428	$7,677	1,531	$28,314

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	27,419	$510,589	53,331	$1,060,213

Shares issued in connection with
reinvestment of distributions	1,194	22,431	7,378	141,723

	28,613	533,020	60,709	1,201,936

Shares repurchased	(105,249)	(1,979,158)	(46,642)	(926,291)

Net increase (decrease)	(76,636)	$(1,446,138)	14,067	$275,645

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	27,705	$611,808	70,679	$1,618,027

Shares issued in connection with
reinvestment of distributions	6,115	133,310	11,612	259,055

	33,820	745,118	82,291	1,877,082

Shares repurchased	(14,218)	(311,484)	(50,054)	(1,147,561)

Net increase	19,602	$433,634	32,237	$729,521

Putnam RetirementReady 2040 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	1,544,814	$31,231,076	2,481,191	$52,265,636

Shares issued in connection with
reinvestment of distributions	77,924	1,546,004	58,070	1,186,362

	1,622,738	32,777,080	2,539,261	53,451,998

Shares repurchased	(631,652)	(12,683,971)	(809,148)	(17,076,754)

Net increase	991,086	$20,093,109	1,730,113	$36,375,244

RetirementReady® Funds	85

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	4,689	$88,804	2,851	$55,808

Shares issued in connection with
reinvestment of distributions	701	12,908	1,379	26,210

	5,390	101,712	4,230	82,018

Shares repurchased	(443)	(8,176)	(7,137)	(138,613)

Net increase (decrease)	4,947	$93,536	(2,907)	$(56,595)

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	10,932	$200,279	11,334	$217,631

Shares issued in connection with
reinvestment of distributions	876	15,916	1,566	29,371

	11,808	216,195	12,900	247,002

Shares repurchased	(6,171)	(113,678)	(5,080)	(96,625)

Net increase	5,637	$102,517	7,820	$150,377

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	1,969	$35,613	1,439	$28,170

Shares issued in connection with
reinvestment of distributions	124	2,323	224	4,329

	2,093	37,936	1,663	32,499

Shares repurchased	(18)	(318)	(30)	(607)

Net increase	2,075	$37,618	1,633	$31,892

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	16,928	$351,548	56,023	$1,207,933

Shares issued in connection with
reinvestment of distributions	1,333	27,323	8,555	179,389

	18,261	378,871	64,578	1,387,322

Shares repurchased	(144,529)	(2,974,478)	(33,331)	(717,114)

Net increase (decrease)	(126,268)	$(2,595,607)	31,247	$670,208

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	209,288	$4,892,305	102,686	$2,509,967

Shares issued in connection with
reinvestment of distributions	11,674	271,074	13,519	321,886

	220,962	5,163,379	116,205	2,831,853

Shares repurchased	(51,253)	(1,220,251)	(51,600)	(1,252,681)

Net increase	169,709	$3,943,128	64,605	$1,579,172

86	RetirementReady® Funds

Putnam RetirementReady 2035 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	783,614	$16,141,838	1,193,571	$25,464,461

Shares issued in connection with
reinvestment of distributions	57,876	1,163,884	40,471	840,175

	841,490	17,305,722	1,234,042	26,304,636

Shares repurchased	(340,615)	(6,974,523)	(368,116)	(7,882,687)

Net increase	500,875	$10,331,199	865,926	$18,421,949

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	1,529	$28,711	11,171	$220,314

Shares issued in connection with
reinvestment of distributions	1,298	24,078	1,925	36,926

	2,827	52,789	13,096	257,240

Shares repurchased	(2,558)	(48,624)	(6,419)	(125,318)

Net increase	269	$4,165	6,677	$131,922

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	20,071	$378,733	26,400	$518,024

Shares issued in connection with
reinvestment of distributions	1,659	30,654	1,570	30,073

	21,730	409,387	27,970	548,097

Shares repurchased	(4,211)	(79,891)	(4,286)	(84,034)

Net increase	17,519	$329,496	23,684	$464,063

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	433	$8,528	7,900	$158,443

Shares issued in connection with
reinvestment of distributions	507	9,847	482	9,658

	940	18,375	8,382	168,101

Shares repurchased	(55)	(1,050)	(1,188)	(24,225)

Net increase	885	$17,325	7,194	$143,876

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	18,654	$369,109	54,505	$1,111,566

Shares issued in connection with
reinvestment of distributions	1,897	36,812	7,526	150,148

	20,551	405,921	62,031	1,261,714

Shares repurchased	(147,379)	(2,897,663)	(55,018)	(1,115,205)

Net increase (decrease)	(126,828)	$(2,491,742)	7,013	$146,509

RetirementReady® Funds	87

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	54,153	$1,294,443	106,558	$2,622,427

Shares issued in connection with
reinvestment of distributions	13,322	311,739	15,615	375,537

	67,475	1,606,182	122,173	2,997,964

Shares repurchased	(35,596)	(844,576)	(81,922)	(2,035,956)

Net increase	31,879	$761,606	40,251	$962,008

Putnam RetirementReady 2030 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	2,142,012	$43,825,917	3,023,721	$63,821,140

Shares issued in connection with
reinvestment of distributions	132,127	2,643,868	41,725	863,299

	2,274,139	46,469,785	3,065,446	64,684,439

Shares repurchased	(795,029)	(16,198,978)	(819,965)	(17,332,339)

Net increase	1,479,110	$30,270,807	2,245,481	$47,352,100

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	2,181	$42,469	9,710	$195,525

Shares issued in connection with
reinvestment of distributions	1,369	26,123	940	18,560

	3,550	68,592	10,650	214,085

Shares repurchased	(4,871)	(93,264)	(9,038)	(180,775)

Net increase (decrease)	(1,321)	$(24,672)	1,612	$33,310

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	10,776	$204,304	23,260	$465,475

Shares issued in connection with
reinvestment of distributions	1,588	30,254	1,116	22,003

	12,364	234,558	24,376	487,478

Shares repurchased	(494)	(9,398)	(14,427)	(291,083)

Net increase	11,870	$225,160	9,949	$196,395

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	662	$13,178	1,671	$33,978

Shares issued in connection with
reinvestment of distributions	306	5,964	196	3,952

	968	19,142	1,867	37,930

Shares repurchased	(173)	(3,256)	(1,150)	(23,475)

Net increase	795	$15,886	717	$14,455

88	RetirementReady® Funds

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	23,362	$451,961	77,851	$1,549,415

Shares issued in connection with
reinvestment of distributions	4,034	76,770	8,179	160,399

	27,396	528,731	86,030	1,709,814

Shares repurchased	(259,683)	(5,045,713)	(48,022)	(946,684)

Net increase (decrease)	(232,287)	$(4,516,982)	38,008	$763,130

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	130,434	$3,025,850	114,672	$2,737,637

Shares issued in connection with
reinvestment of distributions	16,991	388,255	11,634	273,623

	147,425	3,414,105	126,306	3,011,260

Shares repurchased	(38,124)	(894,330)	(90,116)	(2,150,679)

Net increase	109,301	$2,519,775	36,190	$860,581

Putnam RetirementReady 2025 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	976,458	$20,561,291	907,524	$19,436,389

Shares issued in connection with
reinvestment of distributions	64,304	1,316,955	19,369	409,267

	1,040,762	21,878,246	926,893	19,845,656

Shares repurchased	(394,546)	(8,253,794)	(390,652)	(8,359,438)

Net increase	646,216	$13,624,452	536,241	$11,486,218

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	4,190	$81,966	11,362	$224,762

Shares issued in connection with
reinvestment of distributions	1,078	20,683	343	6,797

	5,268	102,649	11,705	231,559

Shares repurchased	(6,111)	(118,829)	(7,032)	(140,317)

Net increase (decrease)	(843)	$(16,180)	4,673	$91,242

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	12,419	$240,160	16,033	$320,195

Shares issued in connection with
reinvestment of distributions	1,688	32,318	454	8,980

	14,107	272,478	16,487	329,175

Shares repurchased	(8,914)	(170,293)	(5,419)	(108,905)

Net increase	5,193	$102,185	11,068	$220,270

RetirementReady® Funds	89

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	320	$6,313	1,426	$28,186

Shares issued in connection with
reinvestment of distributions	231	4,489	90	1,811

	551	10,802	1,516	29,997

Shares repurchased	(12)	(215)	(1,166)	(23,581)

Net increase	539	$10,587	350	$6,416

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	23,283	$453,604	87,350	$1,733,925

Shares issued in connection with
reinvestment of distributions	1,945	37,437	3,350	66,193

	25,228	491,041	90,700	1,800,118

Shares repurchased	(243,865)	(4,799,132)	(36,428)	(723,605)

Net increase (decrease)	(218,637)	$(4,308,091)	54,272	$1,076,513

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	49,275	$1,046,529	134,885	$2,882,688

Shares issued in connection with
reinvestment of distributions	16,774	344,881	7,825	165,893

	66,049	1,391,410	142,710	3,048,581

Shares repurchased	(23,280)	(484,993)	(62,599)	(1,354,623)

Net increase	42,769	$906,417	80,111	$1,693,958

Putnam RetirementReady 2020 Fund

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	2,135,272	$39,829,742	3,362,783	$63,753,552

Shares issued in connection with
reinvestment of distributions	149,938	2,715,373	26,064	488,965

	2,285,210	42,545,115	3,388,847	64,242,517

Shares repurchased	(748,536)	(13,858,193)	(1,048,995)	(19,930,141)

Net increase	1,536,674	$28,686,922	2,339,852	$44,312,376

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	4,516	$81,760	6,374	$116,294

Shares issued in connection with
reinvestment of distributions	1,378	24,122	203	3,670

	5,894	105,882	6,577	119,964

Shares repurchased	(3,086)	(55,093)	(23,803)	(432,823)

Net increase (decrease)	2,808	$50,789	(17,226)	$(312,859)

90	RetirementReady® Funds

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	13,953	$249,621	31,862	$581,505

Shares issued in connection with
reinvestment of distributions	2,491	43,587	551	9,986

	16,444	293,208	32,413	591,491

Shares repurchased	(3,573)	(64,131)	(22,140)	(406,597)

Net increase	12,871	$229,077	10,273	$184,894

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	459	$8,421	1,292	$23,850

Shares issued in connection with
reinvestment of distributions	222	3,959	57	1,061

	681	12,380	1,349	24,911

Shares repurchased	(860)	(15,916)	(304)	(5,581)

Net increase (decrease)	(179)	$(3,536)	1,045	$19,330

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	27,151	$486,616	60,351	$1,095,849

Shares issued in connection with
reinvestment of distributions	4,373	76,433	2,770	50,022

	31,524	563,049	63,121	1,145,871

Shares repurchased	(162,630)	(2,927,020)	(55,531)	(1,008,593)

Net increase (decrease)	(131,106)	$(2,363,971)	7,590	$137,278

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	22,444	$463,772	37,396	$791,561

Shares issued in connection with
reinvestment of distributions	6,982	141,521	2,731	57,106

	29,426	605,293	40,127	848,667

Shares repurchased	(22,914)	(476,142)	(41,502)	(868,024)

Net increase (decrease)	6,512	$129,151	(1,375)	$(19,357)

RetirementReady® Funds	91

Putnam Retirement Income Fund Lifestyle 1

	Six months ended 1/31/16		Year ended 7/31/15

Class A	Shares	Amount	Shares	Amount

Shares sold	323,095	$5,549,846	328,817	$5,779,605

Shares issued in connection with
reinvestment of distributions	113,284	1,904,710	23,095	404,773

Shares issued in connection with
the merger of Putnam
RetirementReady 2015 Fund	2,418,458	42,298,836	—	—

	2,854,837	49,753,392	351,912	6,184,378

Shares repurchased	(272,869)	(4,678,407)	(241,398)	(4,259,784)

Net increase	2,581,968	$45,074,985	110,514	$1,924,594

	Six months ended 1/31/16		Year ended 7/31/15

Class B	Shares	Amount	Shares	Amount

Shares sold	1,628	$27,916	7,972	$138,864

Shares issued in connection with
reinvestment of distributions	2,103	34,827	319	5,525

Shares issued in connection with
the merger of Putnam
RetirementReady 2015 Fund	43,924	757,249	—	—

	47,655	819,992	8,291	144,389

Shares repurchased	(2,095)	(34,640)	(3,004)	(52,287)

Net increase	45,560	$785,352	5,287	$92,102

	Six months ended 1/31/16		Year ended 7/31/15

Class C	Shares	Amount	Shares	Amount

Shares sold	19,627	$333,028	10,920	$191,283

Shares issued in connection with
reinvestment of distributions	3,020	50,135	878	15,228

Shares issued in connection with
the merger of Putnam
RetirementReady 2015 Fund	35,434	612,306	—	—

	58,081	995,469	11,798	206,511

Shares repurchased	(2,864)	(48,576)	(6,122)	(107,298)

Net increase	55,217	$946,893	5,676	$99,213

92	RetirementReady® Funds

	Six months ended 1/31/16		Year ended 7/31/15

Class M	Shares	Amount	Shares	Amount

Shares sold	2,727	$46,805	6,369	$112,375

Shares issued in connection with
reinvestment of distributions	978	16,491	411	7,197

Shares issued in connection with
the merger of Putnam
RetirementReady 2015 Fund	6,980	122,364	—	—

	10,685	185,660	6,780	119,572

Shares repurchased	(1,474)	(25,621)	(3,389)	(59,783)

Net increase	9,211	$160,039	3,391	$59,789

	Six months ended 1/31/16		Year ended 7/31/15

Class R	Shares	Amount	Shares	Amount

Shares sold	7,330	$122,584	12,641	$222,756

Shares issued in connection with
reinvestment of distributions	2,980	50,063	1,054	18,453

Shares issued in connection with
the merger of Putnam
RetirementReady 2015 Fund	76,280	1,333,370	—	—

	86,590	1,506,017	13,695	241,209

Shares repurchased	(35,731)	(621,953)	(26,531)	(468,941)

Net increase (decrease)	50,859	$884,064	(12,836)	$(227,732)

	Six months ended 1/31/16		Year ended 7/31/15

Class Y	Shares	Amount	Shares	Amount

Shares sold	42,063	$733,233	23,414	$415,389

Shares issued in connection with
reinvestment of distributions	12,541	211,492	1,826	32,142

Shares issued in connection with
the merger of Putnam
RetirementReady 2015 Fund	264,709	4,643,001	—	—

	319,313	5,587,726	25,240	447,531

Shares repurchased	(44,581)	(752,489)	(11,521)	(203,926)

Net increase	274,732	$4,835,237	13,719	$243,605

RetirementReady® Funds	93

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period

Putnam RetirementReady 2060 Fund class A	1,023	81.38%	$9,197

Putnam RetirementReady 2060 Fund class B	1,023	100.00	9,182

Putnam RetirementReady 2060 Fund class C	1,023	100.00	9,182

Putnam RetirementReady 2060 Fund class M	1,023	100.00	9,186

Putnam RetirementReady 2060 Fund class R	1,023	100.00	9,190

Putnam RetirementReady 2060 Fund class Y	1,024	91.18	9,206

Putnam RetirementReady 2055 Fund class B	1,524	18.40	14,493

Putnam RetirementReady 2055 Fund class M	1,536	33.15	14,700

Putnam RetirementReady 2055 Fund class R	1,562	6.62	14,886

Putnam RetirementReady 2050 Fund class R	306	0.35	4,722

Putnam RetirementReady 2045 Fund class R	266	0.32	4,729

Putnam RetirementReady 2045 Fund class Y	826	0.27	17,065

Putnam RetirementReady 2035 Fund class R	256	0.26	4,756

Putnam RetirementReady 2030 Fund class R	261	0.14	4,795

Putnam RetirementReady 2020 Fund class R	283	0.16	4,848

Putnam Retirement Income Fund Lifestyle 1
class R	296	0.30	4,887

Note 5: Initial capitalization and offering of shares

Putnam RetirementReady 2060 Fund was established as a series of the Trust on November 30, 2015 and commenced operations on November 30, 2015. Prior to November 30, 2015, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

94	RetirementReady® Funds

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$—	$325	$11	$5	$—	$305

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	—	1,479	27	63	12	1,338

Putnam Absolute Return
700 Fund Class Y	—	5,147	67	303	44	4,527

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	48,484	656	490	1,172	42,337

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	10,811	159	174	422	9,352

Putnam Money Market
Fund Class A	—	319	41	—	—	278

Totals	$—	$66,565	$961	$1,035	$1,650	$58,137

RetirementReady® Funds	95

Putnam RetirementReady 2055 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$31,467	$43,103	$25,081	$805	$—	$48,091

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	117,611	139,149	92,429	6,678	1,277	150,672

Putnam Absolute Return
700 Fund Class Y	403,037	486,188	311,232	32,443	4,707	509,728

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	3,895,552	4,366,354	2,813,849	55,509	133,056	4,745,747

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	849,600	974,903	612,166	19,573	47,372	1,051,552

Putnam Money Market
Fund Class A	24,109	35,029	27,568	—	—	31,570

Totals	$5,321,376	$6,044,726	$3,882,325	$115,008	$186,412	$6,537,360

96	RetirementReady® Funds

Putnam RetirementReady 2050 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$260,012	$359,730	$212,790	$6,719	$—	$395,403

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	582,896	668,353	462,416	32,521	6,220	722,642

Putnam Absolute Return
700 Fund Class Y	1,997,232	2,335,831	1,557,416	158,004	22,924	2,444,585

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	16,432,261	17,120,416	12,481,075	215,004	515,352	18,239,906

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	6,974,446	9,295,919	5,441,274	177,289	429,099	9,453,887

Putnam Money Market
Fund Class A	116,808	165,386	131,617	9	—	150,577

Totals	$26,363,655	$29,945,635	$20,286,588	$589,546	$973,595	$31,407,000

RetirementReady® Funds	97

Putnam RetirementReady 2045 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$555,042	$467,924	$307,570	$11,754	$—	$694,810

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	691,293	539,684	398,282	34,123	6,526	761,971

Putnam Absolute Return
700 Fund Class Y	2,368,679	1,900,044	1,336,806	165,789	24,053	2,577,924

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	14,042,927	9,522,990	7,973,789	157,541	377,618	13,402,361

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	13,451,150	11,838,467	7,307,078	292,382	707,664	15,627,890

Putnam Money Market
Fund Class A	138,172	141,230	122,016	6	—	157,386

Totals	$31,247,263	$24,410,339	$17,445,541	$661,595	$1,115,861	$33,222,342

98	RetirementReady® Funds

Putnam RetirementReady 2040 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,931,564	$2,260,418	$2,092,717	$34,938	$—	$2,035,657

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	2,032,492	3,178,186	2,028,016	132,774	25,394	2,922,117

Putnam Absolute Return
700 Fund Class Y	5,139,140	7,041,938	4,865,217	420,408	60,994	6,443,417

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	14,811,887	15,820,799	15,546,487	152,373	365,231	12,761,453

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	40,960,909	59,500,425	39,665,616	1,005,265	2,433,083	52,931,041

Putnam Money Market
Fund Class A	290,121	1,402,221	667,275	31	—	1,025,067

Totals	$65,166,113	$89,203,987	$64,865,328	$1,745,789	$2,884,702	$78,118,752

RetirementReady® Funds	99

Putnam RetirementReady 2035 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,418,730	$987,835	$810,861	$26,940	$—	$1,547,864

Putnam Absolute Return
300 Fund Class Y	512,175	592,790	315,565	33,471	—	731,323

Putnam Absolute Return
500 Fund Class Y	2,660,102	2,133,816	1,419,705	142,253	27,207	3,085,969

Putnam Absolute Return
700 Fund Class Y	5,812,133	4,540,203	3,026,528	425,752	61,770	6,430,295

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	4,545,148	4,851,375	2,682,739	46,138	315,313	6,018,250

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	2,071,584	548,487	2,403,547	7	16	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	39,048,243	28,138,610	20,419,975	777,677	1,882,243	40,237,878

Putnam Money Market
Fund Class A	1,393,368	1,178,859	854,169	77	—	1,718,058

Totals	$57,461,483	$42,971,975	$31,933,089	$1,452,315	$2,286,549	$59,769,637

100	RetirementReady® Funds

Putnam RetirementReady 2030 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$3,253,687	$3,802,073	$2,694,703	$72,159	$—	$4,235,138

Putnam Absolute Return
300 Fund Class Y	3,454,519	5,171,737	3,131,454	228,309	—	5,096,256

Putnam Absolute Return
500 Fund Class Y	5,653,517	6,580,880	4,557,054	317,496	60,723	7,036,855

Putnam Absolute Return
700 Fund Class Y	12,636,818	15,161,763	10,106,957	1,010,502	146,608	15,596,116

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	32,688,707	47,361,553	29,112,649	345,291	2,331,260	45,779,660

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	36,017,681	34,942,543	32,499,474	614,932	1,488,344	32,760,648

Putnam Money Market
Fund Class A	3,211,183	3,674,730	2,787,394	182	—	4,098,518

Totals	$96,916,112	$116,695,279	$84,889,685	$2,588,871	$4,026,935	$114,603,191

RetirementReady® Funds	101

Putnam RetirementReady 2025 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,777,243	$2,103,417	$1,564,706	$57,585	$—	$3,216,039

Putnam Absolute Return
300 Fund Class Y	4,642,048	4,207,186	2,726,721	266,411	—	5,658,153

Putnam Absolute Return
500 Fund Class Y	5,660,953	5,060,234	3,254,923	323,387	61,850	6,821,655

Putnam Absolute Return
700 Fund Class Y	8,598,021	6,724,674	4,723,663	631,283	91,589	9,273,730

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	32,604,260	26,024,195	18,466,538	301,003	1,920,864	35,591,447

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	1,873,382	3,257,051	1,442,311	29,416	186,401	3,397,514

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	3,622,910	880,118	4,191,140	—	—	—

Putnam Money Market
Fund Class A	2,749,163	2,101,255	1,612,518	149	—	3,237,900

Totals	$62,527,980	$50,358,130	$37,982,520	$1,609,234	$2,260,704	$67,196,438

102	RetirementReady® Funds

Putnam RetirementReady 2020 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$4,899,700	$5,510,098	$3,863,746	$112,192	$—	$6,353,042

Putnam Absolute Return
300 Fund Class Y	9,827,310	12,356,430	7,992,311	610,110	—	13,134,226

Putnam Absolute Return
500 Fund Class Y	15,233,981	20,340,126	12,536,846	987,270	188,822	21,112,181

Putnam Absolute Return
700 Fund Class Y	8,736,892	8,939,542	7,258,110	610,972	88,642	9,113,452

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	26,125,385	25,191,413	22,062,930	226,531	1,353,733	25,740,914

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	15,812,207	22,664,431	13,583,810	202,256	1,223,762	22,818,806

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	4,860,261	5,472,361	3,946,736	253	—	6,385,886

Totals	$85,495,736	$100,474,401	$71,244,489	$2,749,584	$2,854,959	$104,658,507

RetirementReady® Funds	103

Putnam Retirement Income Fund Lifestyle 1

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,920,614	$5,851,754	$1,226,364	$117,345	$—	$6,342,874

Putnam Absolute Return
300 Fund Class Y	4,494,590	14,147,382	2,829,895	708,728	—	14,565,742

Putnam Absolute Return
500 Fund Class Y	6,526,249	20,478,088	3,996,823	1,026,810	196,384	21,075,248

Putnam Absolute Return
700 Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	7,342,378	23,253,678	4,534,208	134,596	1,325,998	23,788,315

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,269,568	3,837,808	884,244	234	—	4,223,132

Totals	$21,553,399	$67,568,710	$13,471,534	$1,987,713	$1,522,382	$69,995,311

104	RetirementReady® Funds

Note 7: Acquisition of Putnam RetirementReady 2015 Fund

On November 20, 2015, Putnam Retirement Income Fund Lifestyle 1 issued 2,418,458, 43,924, 35,434, 6,980, 76,280 and 264,709 class A, class B, class C, class M, class R and class Y shares, respectively, for 2,366,133, 43,634, 35,217, 6,910, 76,822, and 259,116 class A, class B, class C, class M, class R and class Y shares of Putnam RetirementReady 2015 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2015 Fund, with a fair value of $49,783,896 and an identified cost of $50,014,100 at November 20, 2015, was the principal asset acquired by Putnam Retirement Income Fund Lifestyle 1. The net assets of Putnam Retirement Income Fund Lifestyle 1 and Putnam RetirementReady 2015 Fund on November 20, 2015, were $22,912,059 and $49,767,126, respectively. On November 20, 2015, Putnam RetirementReady 2015 Fund had undistributed net investment income of $7,470, accumulated net realized (loss) of $23,995,600 and unrealized depreciation of $230,204. The aggregate net assets of Putnam Retirement Income Fund Lifestyle 1 immediately following the acquisition were $72,679,185. Assuming the acquisition had been completed on August 1, 2015, the fund’s pro forma results of operations for the reporting period are as follows:

Net investment income	$2,010,523
Net loss on investments	$4,562,829
Net decrease in net assets resulting from operations	$2,552,306

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2015 Fund that have been included in Putnam Retirement Income Fund Lifestyle 1’s statement of operations for the current fiscal period.

Note 8: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

RetirementReady® Funds	105

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Growth	International Value Fund
Growth Opportunities Fund	Multi-Cap Value Fund
International Growth Fund	Small Cap Value Fund
Multi-Cap Growth Fund
Small Cap Growth Fund	Income
Voyager Fund	American Government Income Fund
Diversified Income Trust
Blend	Emerging Markets Income Fund
Asia Pacific Equity Fund	Floating Rate Income Fund
Capital Opportunities Fund	Global Income Trust
Capital Spectrum Fund	High Yield Advantage Fund
Emerging Markets Equity Fund	High Yield Trust
Equity Spectrum Fund	Income Fund
Europe Equity Fund	Money Market Fund*
Global Equity Fund	Short Duration Income Fund
International Capital Opportunities Fund	U.S. Government Income Trust
International Equity Fund
Investors Fund	Tax-free Income
Low Volatility Equity Fund	AMT-Free Municipal Fund
Multi-Cap Core Fund	Intermediate-Term Municipal Income Fund
Research Fund	Short-Term Municipal Income Fund
Strategic Volatility Equity Fund	Tax Exempt Income Fund
Tax-Free High Yield Fund
Value
Convertible Securities Fund	State tax-free income funds†:
Equity Income Fund	Arizona, California, Massachusetts, Michigan,
Global Dividend Fund	Minnesota, New Jersey, New York, Ohio,
The Putnam Fund for Growth and Income	and Pennsylvania.

106	RetirementReady® Funds

Absolute Return	Retirement Income Lifestyle Funds —
Absolute Return 100 Fund®	portfolios with managed allocations to
Absolute Return 300 Fund®	stocks, bonds, and money market
Absolute Return 500 Fund®	investments to generate retirement income.
Absolute Return 700 Fund®
Retirement Income Fund Lifestyle 1
Global Sector	Retirement Income Fund Lifestyle 2
Global Consumer Fund	Retirement Income Fund Lifestyle 3
Global Energy Fund
Global Financials Fund	RetirementReady® Funds — portfolios with
Global Health Care Fund	adjusting allocations to stocks, bonds, and
Global Industrials Fund	money market instruments, becoming more
Global Natural Resources Fund	conservative over time.
Global Sector Fund
Global Technology Fund	RetirementReady® 2060 Fund
Global Telecommunications Fund	RetirementReady® 2055 Fund
Global Utilities Fund	RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
Asset Allocation	RetirementReady® 2040 Fund
George Putnam Balanced Fund	RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
Global Asset Allocation Funds — four	RetirementReady® 2025 Fund
investment portfolios that spread your	RetirementReady® 2020 Fund
money across a variety of stocks, bonds, and
money market instruments.

Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund
Dynamic Asset Allocation Growth Fund
Dynamic Risk Allocation Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Not available in all states.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

RetirementReady® Funds	107

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

108	RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	James F. Clark
	Robert J. Darretta	Chief Compliance Officer
Investment Sub-Manager	Katinka Domotorffy
Putnam Investments Limited	John A. Hill	Michael J. Higgins
57–59 St James’s Street	Paul L. Joskow	Vice President, Treasurer,
London, England SW1A 1LD	Kenneth R. Leibler	and Clerk
Robert E. Patterson
Marketing Services	George Putnam, III	Janet C. Smith
Putnam Retail Management	Robert L. Reynolds	Vice President,
One Post Office Square	W. Thomas Stephens	Principal Accounting Officer,
Boston, MA 02109		and Assistant Treasurer
Officers
Custodian	Robert L. Reynolds	Susan G. Malloy
State Street Bank	President	Vice President and
and Trust Company		Assistant Treasurer
Jonathan S. Horwitz
Legal Counsel	Executive Vice President,	James P. Pappas
Ropes & Gray LLP	Principal Executive Officer, and	Vice President
Compliance Liaison
Mark C. Trenchard
	Steven D. Krichmar	Vice President and
	Vice President and	BSA Compliance Officer
Principal Financial Officer
Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA097
299005 3/16

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 25, 2016